Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value
Aerospace & Defense — 0.8%
AAR Corp.	2,929	$ 55,065
Aerojet Rocketdyne Holdings, Inc.(1)	6,371	254,139
AeroVironment, Inc.(1)	1,860	111,619
Astronics Corp.(1)	2,153	16,621
Cubic Corp.	2,731	158,862
Ducommun, Inc.(1)	914	30,089
Kaman Corp.	2,432	94,775
Kratos Defense & Security Solutions, Inc.(1)	10,345	199,452
Maxar Technologies, Inc.(1)	5,309	132,406
Moog, Inc., Class A	2,535	161,049
National Presto Industries, Inc.	420	34,381
PAE, Inc.(1)	5,218	44,353
Park Aerospace Corp.	1,804	19,700
Parsons Corp.(1)	1,992	66,812
Triumph Group, Inc.	4,259	27,726
Vectrus, Inc.(1)	987	37,506
		$1,444,555
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(1)	5,010	$125,551
Atlas Air Worldwide Holdings, Inc.(1)	2,274	138,486
Echo Global Logistics, Inc.(1)	2,286	58,910
Forward Air Corp.	2,370	135,991
Hub Group, Inc., Class A(1)	2,840	142,554
Radiant Logistics, Inc.(1)	3,434	17,651
		$619,143
Airlines — 0.3%
Allegiant Travel Co.	1,137	$136,213
Hawaiian Holdings, Inc.	3,989	51,418
Mesa Air Group, Inc.(1)	1,804	5,322
SkyWest, Inc.	4,404	131,503
Spirit Airlines, Inc.(1)	7,640	123,004
		$447,460
Auto Components — 1.2%
Adient PLC(1)	7,706	$133,545
American Axle & Manufacturing Holdings, Inc.(1)	9,789	56,482
Cooper Tire & Rubber Co.	4,505	142,808
Cooper-Standard Holdings, Inc.(1)	1,470	19,419
Dana, Inc.	12,607	155,318
Dorman Products, Inc.(1)	2,270	205,163
Fox Factory Holding Corp.(1)	3,525	262,013
Gentherm, Inc.(1)	2,898	118,528
Goodyear Tire & Rubber Co. (The)	20,425	156,660
Security	Shares	Value
Auto Components (continued)
LCI Industries	2,130	$ 226,398
Modine Manufacturing Co.(1)	4,047	25,294
Motorcar Parts of America, Inc.(1)	1,400	21,784
Standard Motor Products, Inc.	1,855	82,826
Stoneridge, Inc.(1)	2,174	39,936
Tenneco, Inc., Class A(1)(2)	4,240	29,426
Visteon Corp.(1)	2,454	169,866
VOXX International Corp.(1)	1,752	13,473
Workhorse Group, Inc.(1)(2)	8,033	203,074
XPEL, Inc.(1)	1,474	38,442
		$2,100,455
Automobiles — 0.1%
Winnebago Industries, Inc.	2,733	$141,214
		$141,214
Banks — 6.8%
1st Constitution Bancorp	623	$7,414
1st Source Corp.	1,262	38,920
ACNB Corp.	464	9,651
Alerus Financial Corp.	1,321	25,892
Allegiance Bancshares, Inc.	1,683	39,332
Altabancorp	1,248	25,110
Amalgamated Bank, Class A	1,217	12,876
Amerant Bancorp, Inc.(1)	1,707	15,892
American National Bankshares, Inc.	942	19,707
Ameris Bancorp	5,860	133,491
Ames National Corp.	756	12,769
Arrow Financial Corp.	1,160	29,099
Atlantic Capital Bancshares, Inc.(1)	1,833	20,805
Atlantic Union Bankshares Corp.	6,791	145,124
Auburn National BanCorp, Inc.(2)	207	7,506
Banc of California, Inc.	3,886	39,326
BancFirst Corp.	1,626	66,406
Bancorp, Inc. (The)(1)	4,384	37,878
BancorpSouth Bank	8,815	170,835
Bank First Corp.(2)	510	29,937
Bank of Commerce Holdings	1,360	9,479
Bank of Marin Bancorp	1,090	31,566
Bank of NT Butterfield & Son, Ltd. (The)	4,331	96,495
Bank of Princeton (The)	486	8,831
Bank7 Corp.	280	2,632
BankFinancial Corp.	1,183	8,541
BankUnited, Inc.	8,109	177,668
Bankwell Financial Group, Inc.	446	6,311
Banner Corp.	3,119	100,619

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Bar Harbor Bankshares	1,146	$ 23,550
Baycom Corp.(1)	848	8,734
BCB Bancorp, Inc.	832	6,656
Berkshire Hills Bancorp, Inc.	4,064	41,087
Boston Private Financial Holdings, Inc.	7,071	39,032
Bridge Bancorp, Inc.	1,543	26,894
Brookline Bancorp, Inc.	7,018	60,671
Bryn Mawr Bank Corp.	1,617	40,215
Business First Bancshares, Inc.(2)	1,656	24,840
Byline Bancorp, Inc.	1,998	22,537
C&F Financial Corp.	251	7,455
Cadence BanCorp	11,225	96,423
California Bancorp, Inc.(1)	669	7,580
Cambridge Bancorp	500	26,580
Camden National Corp.	1,318	39,837
Capital Bancorp, Inc.(1)	525	4,966
Capital City Bank Group, Inc.	1,232	23,149
Capstar Financial Holdings, Inc.	1,274	12,498
Carter Bank & Trust(2)	1,998	13,287
Cathay General Bancorp	6,472	140,313
CB Financial Services, Inc.	436	8,319
CBTX, Inc.	1,510	24,673
Central Pacific Financial Corp.	2,337	31,713
Central Valley Community Bancorp	682	8,423
Century Bancorp, Inc., Class A	277	18,210
Chemung Financial Corp.	245	7,073
ChoiceOne Financial Services, Inc.	603	15,690
CIT Group, Inc.	8,716	154,360
Citizens & Northern Corp.	1,125	18,270
Citizens Holding Co.	414	9,282
City Holding Co.	1,429	82,325
Civista Bancshares, Inc.	1,318	16,501
CNB Financial Corp.	1,282	19,063
Coastal Financial Corp.(1)	530	6,492
Codorus Valley Bancorp, Inc.	729	9,550
Colony Bankcorp, Inc.	655	7,041
Columbia Banking System, Inc.	6,444	153,689
Community Bank System, Inc.	4,431	241,312
Community Bankers Trust Corp.	1,884	9,571
Community Financial Corp. (The)	347	7,408
Community Trust Bancorp, Inc.	1,316	37,190
ConnectOne Bancorp, Inc.	2,830	39,818
County Bancorp, Inc.	442	8,310
CrossFirst Bankshares, Inc.(1)	4,100	35,629
Customers Bancorp, Inc.(1)	2,287	25,614
CVB Financial Corp.	11,420	189,915
Eagle Bancorp Montana, Inc.	556	9,797
Security	Shares	Value
Banks (continued)
Eagle Bancorp, Inc.	2,865	$ 76,753
Enterprise Bancorp, Inc.	790	16,606
Enterprise Financial Services Corp.	2,151	58,658
Equity Bancshares, Inc., Class A(1)	1,296	20,088
Esquire Financial Holdings, Inc.(1)	506	7,590
Evans Bancorp, Inc.	406	9,033
Farmers & Merchants Bancorp, Inc.	778	15,568
Farmers National Banc Corp.	1,937	21,152
FB Financial Corp.	2,491	62,574
Fidelity D&D Bancorp, Inc.(2)	249	12,129
Financial Institutions, Inc.	1,360	20,944
First Bancorp, Inc. (The)	691	14,566
First Bancorp.	2,504	52,409
First BanCorp. / Puerto Rico	18,815	98,214
First Bancshares, Inc. (The)	1,827	38,312
First Bank / Hamilton	1,315	8,153
First Busey Corp.	4,434	70,456
First Business Financial Services, Inc.	708	10,117
First Capital, Inc.(2)	286	16,030
First Choice Bancorp	879	11,682
First Commonwealth Financial Corp.	8,496	65,759
First Community Bankshares, Inc.	1,464	26,425
First Community Corp. / SC	633	8,628
First Financial Bancorp	8,499	102,030
First Financial Bankshares, Inc.	11,001	307,038
First Financial Corp. / IN	1,151	36,141
First Foundation, Inc.	3,136	40,987
First Guaranty Bancshares, Inc.	412	4,989
First Internet Bancorp	680	10,016
First Interstate BancSystem, Inc., Class A	3,755	119,597
First Merchants Corp.	4,879	112,998
First Mid Bancshares, Inc.	1,248	31,138
First Midwest Bancorp, Inc.	10,072	108,576
First Northwest Bancorp	864	8,554
First of Long Island Corp. (The)	2,051	30,375
First Savings Financial Group, Inc.	165	8,966
First United Corp.	593	6,944
First Western Financial, Inc.(1)	552	7,148
Flushing Financial Corp.	2,270	23,880
FNCB Bancorp, Inc.	1,509	8,028
Franklin Financial Services Corp.	369	7,889
Fulton Financial Corp.	14,198	132,467
FVCBankcorp, Inc.(1)	1,064	10,640
German American Bancorp, Inc.	2,058	55,854
Glacier Bancorp, Inc.	8,164	261,656
Great Southern Bancorp, Inc.	940	34,047
Great Western Bancorp, Inc.	4,997	62,213

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Guaranty Bancshares, Inc.	666	$ 16,577
Hancock Whitney Corp.	7,711	145,044
Hanmi Financial Corp.	2,767	22,717
HarborOne Bancorp, Inc.(1)	4,676	37,735
Hawthorn Bancshares, Inc.	518	9,811
HBT Financial, Inc.	782	8,774
Heartland Financial USA, Inc.	3,037	91,095
Heritage Commerce Corp.	4,704	31,305
Heritage Financial Corp.	3,121	57,395
Hilltop Holdings, Inc.	6,020	123,892
Home BancShares, Inc.	13,384	202,901
HomeTrust Bancshares, Inc.	1,500	20,370
Hope Bancorp, Inc.	10,521	79,802
Horizon Bancorp	3,088	31,158
Howard Bancorp, Inc.(1)	1,153	10,354
Independent Bank Corp.	2,918	152,845
Independent Bank Corp. / MI	1,901	23,896
Independent Bank Group, Inc.	3,094	136,693
International Bancshares Corp.	4,715	122,873
Investar Holding Corp.	717	9,192
Investors Bancorp, Inc.	20,179	146,500
Lakeland Bancorp, Inc.	4,377	43,551
Lakeland Financial Corp.	2,121	87,385
Landmark Bancorp, Inc. / Manhattan KS	332	7,088
LCNB Corp.	1,068	14,578
Level One Bancorp, Inc.	443	6,911
Limestone Bancorp, Inc.(1)	446	4,692
Live Oak Bancshares, Inc.	2,347	59,449
Macatawa Bank Corp.	2,061	13,458
Mackinac Financial Corp.	813	7,845
MainStreet Bancshares, Inc.(1)	626	7,662
Mercantile Bank Corp.	1,436	25,877
Meridian Corp.	474	7,646
Metrocity Bankshares, Inc.	1,365	17,977
Metropolitan Bank Holding Corp.(1)	542	15,176
Mid Penn Bancorp, Inc.	399	6,907
Middlefield Banc Corp.	528	10,190
Midland States Bancorp, Inc.	1,739	22,346
MidWestOne Financial Group, Inc.	980	17,513
MVB Financial Corp.	740	11,818
National Bank Holdings Corp., Class A	2,643	69,379
National Bankshares, Inc.	531	13,450
NBT Bancorp, Inc.	3,663	98,242
Nicolet Bankshares, Inc.(1)	802	43,797
Northeast Bank(1)	637	11,721
Northrim BanCorp, Inc.	525	13,382
Norwood Financial Corp.	502	12,209
Security	Shares	Value
Banks (continued)
Oak Valley Bancorp(2)	573	$ 6,567
OceanFirst Financial Corp.	4,703	64,384
OFG Bancorp	4,325	53,889
Ohio Valley Banc Corp.	358	7,396
Old National Bancorp	14,345	180,173
Old Second Bancorp, Inc.	2,274	17,044
Origin Bancorp, Inc.	1,666	35,586
Orrstown Financial Services, Inc.	900	11,520
Pacific Premier Bancorp, Inc.	6,814	137,234
Park National Corp.	1,267	103,843
Parke Bancorp, Inc.	607	7,248
Partners Bancorp	872	4,909
PCB Bancorp	976	8,579
Peapack-Gladstone Financial Corp.	1,655	25,073
Penns Woods Bancorp, Inc.	622	12,347
Peoples Bancorp of North Carolina, Inc.	408	6,295
Peoples Bancorp, Inc.	1,418	27,070
Peoples Financial Services Corp.	676	23,498
Plumas Bancorp	411	8,088
Preferred Bank / Los Angeles	1,229	39,475
Premier Financial Bancorp, Inc.	911	9,839
Professional Holding Corp., Class A(1)(2)	980	13,142
QCR Holdings, Inc.	1,290	35,359
RBB Bancorp	1,147	13,007
Red River Bancshares, Inc.(2)	422	18,146
Reliant Bancorp, Inc.	914	13,253
Renasant Corp.	4,869	110,624
Republic Bancorp, Inc., Class A	907	25,541
Republic First Bancorp, Inc.(1)	4,071	8,061
Richmond Mutual BanCorp, Inc.	1,092	11,553
S&T Bancorp, Inc.	3,252	57,528
Salisbury Bancorp, Inc.	224	7,081
Sandy Spring Bancorp, Inc.	4,070	93,936
SB Financial Group, Inc.	627	8,458
Seacoast Banking Corp. of Florida(1)	4,301	77,547
Select Bancorp, Inc.(1)	954	6,859
ServisFirst Bancshares, Inc.	4,180	142,245
Shore Bancshares, Inc.	977	10,727
Sierra Bancorp	1,243	20,870
Silvergate Capital Corp., Class A(1)	1,362	19,613
Simmons First National Corp., Class A	9,563	151,621
SmartFinancial, Inc.	1,098	14,922
South Plains Financial, Inc.	868	10,772
South State Corp.	5,964	287,167
Southern First Bancshares, Inc.(1)	613	14,804
Southern National Bancorp of Virginia, Inc.	1,573	13,654
Southside Bancshares, Inc.	2,786	68,062

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Spirit of Texas Bancshares, Inc.(1)	1,176	$ 13,124
Stock Yards Bancorp, Inc.	1,843	62,736
Summit Financial Group, Inc.	955	14,144
Texas Capital Bancshares, Inc.(1)	4,469	139,120
Tompkins Financial Corp.	1,253	71,183
TowneBank	5,819	95,432
TriCo Bancshares	2,280	55,837
TriState Capital Holdings, Inc.(1)	1,979	26,202
Triumph Bancorp, Inc.(1)	1,993	62,062
Trustmark Corp.	5,369	114,950
UMB Financial Corp.	3,879	190,110
United Bankshares, Inc.	10,850	232,949
United Community Banks, Inc.	6,890	116,648
United Security Bancshares	1,143	6,984
Unity Bancorp, Inc.	677	7,840
Univest Financial Corp.	2,577	37,031
Valley National Bancorp	33,956	232,599
Veritex Holdings, Inc.	4,496	76,567
Washington Trust Bancorp, Inc.	1,507	46,205
WesBanco, Inc.	5,658	120,855
West BanCorp, Inc.	1,387	21,970
Westamerica BanCorp.	2,275	123,646
		$11,509,652
Beverages — 0.3%
Celsius Holdings, Inc.(1)(2)	3,035	$68,925
Coca-Cola Consolidated, Inc.	420	101,086
Craft Brew Alliance, Inc.(1)	855	14,107
MGP Ingredients, Inc.	1,083	43,038
National Beverage Corp.(1)(2)	989	67,262
NewAge, Inc.(1)	6,381	11,039
Primo Water Corp.	13,804	196,017
		$501,474
Biotechnology — 10.5%
89bio, Inc.(1)	560	$14,370
Abeona Therapeutics, Inc.(1)	5,204	5,308
ADMA Biologics, Inc.(1)(2)	4,185	10,002
Aduro Biotech, Inc.(1)	5,545	13,474
Adverum Biotechnologies, Inc.(1)	7,403	76,251
Aeglea BioTherapeutics, Inc.(1)	3,710	26,304
Affimed NV(1)	5,312	18,008
Agenus, Inc.(1)	12,229	48,916
Aimmune Therapeutics, Inc.(1)	3,876	133,528
Akcea Therapeutics, Inc.(1)	1,275	23,129
Akebia Therapeutics, Inc.(1)	11,500	28,865
Security	Shares	Value
Biotechnology (continued)
Akero Therapeutics, Inc.(1)	970	$ 29,866
Akouos, Inc.(1)	1,237	28,290
Albireo Pharma, Inc.(1)	974	32,502
Alector, Inc.(1)(2)	4,089	43,078
Allakos, Inc.(1)(2)	2,151	175,199
Allogene Therapeutics, Inc.(1)	4,594	173,240
Allovir, Inc.(1)	1,527	41,992
ALX Oncology Holdings, Inc,(1)	816	30,796
Amicus Therapeutics, Inc.(1)	21,667	305,938
AnaptysBio, Inc.(1)	2,097	30,931
Anavex Life Sciences Corp.(1)(2)	3,787	17,231
Anika Therapeutics, Inc.(1)	1,202	42,539
Annexon, Inc.(1)	1,256	37,969
Apellis Pharmaceuticals, Inc.(1)	5,305	160,052
Applied Genetic Technologies Corp. / DE(1)	2,062	10,021
Applied Molecular Transport, Inc.(1)	1,058	33,666
Applied Therapeutics, Inc.(1)	1,179	24,476
Aprea Therapeutics, Inc.(1)(2)	555	13,353
Aptinyx, Inc.(1)(2)	2,169	7,331
Aravive, Inc.(1)(2)	1,074	5,048
Arcturus Therapeutics Holdings, Inc.(1)	1,364	58,516
Arcus Biosciences, Inc.(1)	3,592	61,567
Arcutis Biotherapeutics, Inc.(1)(2)	1,540	45,122
Ardelyx, Inc.(1)	5,443	28,576
Arena Pharmaceuticals, Inc.(1)	4,905	366,845
Arrowhead Pharmaceuticals, Inc.(1)	8,713	375,182
Assembly Biosciences, Inc.(1)	2,472	40,640
Atara Biotherapeutics, Inc.(1)	6,167	79,924
Athenex, Inc.(1)	5,281	63,900
Athersys, Inc.(1)(2)	15,321	29,876
Atreca, Inc., Class A(1)(2)	2,420	33,807
AVEO Pharmaceuticals, Inc.(1)	1,202	7,140
Avid Bioservices, Inc.(1)	4,695	35,776
Avidity Biosciences, Inc.(1)	1,425	40,114
Avrobio, Inc.(1)	2,729	35,532
Axcella Health, Inc.(1)	145	670
Beam Therapeutics, Inc.(1)(2)	3,011	74,131
Beyondspring, Inc.(1)(2)	944	12,565
BioCryst Pharmaceuticals, Inc.(1)	15,052	51,704
Biohaven Pharmaceutical Holding Co., Ltd.(1)	4,168	270,962
BioSpecifics Technologies Corp.(1)	496	26,204
Bioxcel Therapeutics, Inc.(1)	935	40,542
Black Diamond Therapeutics, Inc.(1)(2)	1,541	46,584
Blueprint Medicines Corp.(1)	4,793	444,311
BrainStorm Cell Therapeutics, Inc.(1)	2,356	39,864
Bridgebio Pharma, Inc.(1)(2)	6,206	232,849
Cabaletta Bio, Inc.(1)(2)	1,125	12,195

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Calithera Biosciences, Inc.(1)	5,810	$ 20,045
Calyxt, Inc.(1)(2)	700	3,843
Cara Therapeutics, Inc.(1)	3,311	42,132
CareDx, Inc.(1)	4,080	154,795
CASI Pharmaceuticals, Inc.(1)(2)	4,345	6,648
Castle Biosciences, Inc.(1)	999	51,399
Catabasis Pharmaceuticals, Inc.(1)	1,594	9,867
Catalyst Biosciences, Inc.(1)	1,540	6,622
Catalyst Pharmaceuticals, Inc.(1)	9,063	26,917
Cellular Biomedicine Group, Inc.(1)	958	17,570
CEL-SCI Corp.(1)(2)	2,865	36,529
Centogene NV(1)	160	1,514
Checkmate Pharmaceuticals, Inc.(1)	430	4,949
Checkpoint Therapeutics, Inc.(1)	2,033	5,448
ChemoCentryx, Inc.(1)	4,225	231,530
Chimerix, Inc.(1)	3,539	8,812
Cidara Therapeutics, Inc.(1)	2,951	8,410
Clovis Oncology, Inc.(1)(2)	6,387	37,236
Cohbar, Inc.(1)(2)	2,162	2,053
Coherus Biosciences, Inc.(1)	5,115	93,809
Concert Pharmaceuticals, Inc.(1)	2,332	22,900
Constellation Pharmaceuticals, Inc.(1)(2)	2,388	48,381
ContraFect Corp.(1)	1,190	6,283
Corbus Pharmaceuticals Holdings, Inc.(1)(2)	5,006	9,011
Cortexyme, Inc.(1)	1,389	69,450
Crinetics Pharmaceuticals, Inc.(1)(2)	2,390	37,451
Cue Biopharma, Inc.(1)	2,450	36,872
Cyclerion Therapeutics, Inc.(1)(2)	2,036	12,379
Cytokinetics, Inc.(1)(2)	5,655	122,431
CytomX Therapeutics, Inc.(1)	3,689	24,532
Deciphera Pharmaceuticals, Inc.(1)	3,305	169,546
Denali Therapeutics, Inc.(1)	5,555	199,036
Dermtech, Inc.(1)(2)	716	8,556
Dicerna Pharmaceuticals, Inc.(1)	5,739	103,245
Dyadic International, Inc.(1)(2)	1,703	12,892
Dynavax Technologies Corp.(1)(2)	7,901	34,132
Eagle Pharmaceuticals, Inc.(1)	867	36,830
Editas Medicine, Inc.(1)(2)	5,352	150,177
Eidos Therapeutics, Inc.(1)(2)	939	47,448
Eiger BioPharmaceuticals, Inc.(1)	2,068	16,834
Emergent BioSolutions, Inc.(1)	3,876	400,507
Enanta Pharmaceuticals, Inc.(1)	1,658	75,903
Enochian Biosciences, Inc.(1)	355	1,271
Epizyme, Inc.(1)	7,880	94,008
Esperion Therapeutics, Inc.(1)(2)	2,273	84,487
Evelo Biosciences, Inc.(1)	1,133	5,971
Exagen, Inc.(2)	285	3,089
Security	Shares	Value
Biotechnology (continued)
Exicure, Inc.(1)	5,239	$ 9,168
Fate Therapeutics, Inc.(1)	6,104	243,977
Fennec Pharmaceuticals, Inc.(1)(2)	1,908	11,562
FibroGen, Inc.(1)	7,339	301,780
Five Prime Therapeutics, Inc.(1)	2,790	13,113
Flexion Therapeutics, Inc.(1)(2)	3,730	38,829
Forma Therapeutics Holdings, Inc.(1)	1,373	68,430
Fortress Biotech, Inc.(1)	5,129	20,721
Frequency Therapeutics, Inc.(1)(2)	2,140	41,109
G1 Therapeutics, Inc.(1)(2)	2,920	33,726
Galectin Therapeutics, Inc.(1)	2,845	7,596
Galera Therapeutics, Inc.(1)	145	1,311
Generation Bio Co.(1)	1,046	32,332
Genprex, Inc.(1)(2)	2,520	8,467
Geron Corp.(1)(2)	24,481	42,597
GlycoMimetics, Inc.(1)	2,997	9,201
Gossamer Bio, Inc.(1)	4,379	54,343
Gritstone Oncology, Inc.(1)(2)	2,176	5,766
Halozyme Therapeutics, Inc.(1)	11,573	304,138
Harpoon Therapeutics, Inc.(1)	637	10,823
Heron Therapeutics, Inc.(1)	7,741	114,722
Homology Medicines, Inc.(1)	3,003	32,132
Hookipa Pharma, Inc.(1)(2)	859	8,135
iBio, Inc.(1)(2)	4,246	8,619
Ideaya Biosciences, Inc.(1)	1,062	13,339
IGM Biosciences, Inc.(1)(2)	627	46,279
Immunic, Inc.(1)	304	5,645
ImmunoGen, Inc.(1)	14,719	52,988
Immunovant, Inc.(1)	2,975	104,690
Inovio Pharmaceuticals, Inc.(1)(2)	13,360	154,976
Inozyme Pharma, Inc.(1)	692	18,193
Insmed, Inc.(1)	8,627	277,272
Intellia Therapeutics, Inc.(1)(2)	4,270	84,888
Intercept Pharmaceuticals, Inc.(1)	2,290	94,943
Invitae Corp.(1)(2)	9,836	426,391
Ironwood Pharmaceuticals, Inc.(1)	13,813	124,248
iTeos Therapeutics, Inc.(1)	911	22,474
IVERIC bio, Inc.(1)	6,845	38,606
Jounce Therapeutics, Inc.(1)	1,233	10,061
Kadmon Holdings, Inc.(1)	13,434	52,661
KalVista Pharmaceuticals, Inc.(1)	1,030	12,968
Karuna Therapeutics, Inc.(1)(2)	1,370	105,928
Karyopharm Therapeutics, Inc.(1)(2)	6,194	90,432
Keros Therapeutics, Inc.(1)	615	23,721
Kezar Life Sciences, Inc.(1)	2,239	10,837
Kindred Biosciences, Inc.(1)	3,315	14,221
Kiniksa Pharmaceuticals, Ltd., Class A(1)	2,278	34,899

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Kodiak Sciences, Inc.(1)(2)	2,449	$ 145,005
Krystal Biotech, Inc.(1)	1,152	49,594
Kura Oncology, Inc.(1)	4,686	143,579
La Jolla Pharmaceutical Co.(1)(2)	1,535	6,186
Lexicon Pharmaceuticals, Inc.(1)(2)	3,782	5,446
Ligand Pharmaceuticals, Inc.(1)(2)	1,274	121,438
LogicBio Therapeutics, Inc.(1)(2)	670	6,084
MacroGenics, Inc.(1)	4,499	113,330
Madrigal Pharmaceuticals, Inc.(1)(2)	787	93,441
Magenta Therapeutics, Inc.(1)	1,719	11,689
MannKind Corp.(1)(2)	16,065	30,202
Marker Therapeutics, Inc.(1)	2,391	3,587
MediciNova, Inc.(1)(2)	3,274	17,156
MEI Pharma, Inc.(1)	7,667	23,921
MeiraGTx Holdings PLC(1)(2)	1,306	17,291
Mersana Therapeutics, Inc.(1)	4,536	84,460
Minerva Neurosciences, Inc.(1)(2)	2,206	7,015
Mirati Therapeutics, Inc.(1)	3,248	539,330
Mirum Pharmaceuticals, Inc.(1)(2)	225	4,336
Molecular Templates, Inc.(1)	2,142	23,391
Momenta Pharmaceuticals, Inc.(1)	10,046	527,214
Morphic Holding, Inc.(1)(2)	1,210	33,081
Mustang Bio, Inc.(1)	1,620	5,103
Myriad Genetics, Inc.(1)	6,149	80,183
NantKwest, Inc.(1)(2)	2,540	17,615
Natera, Inc.(1)	6,162	445,143
Neoleukin Therapeutics, Inc.(1)	2,623	31,476
Neubase Therapeutics, Inc.	1,525	11,575
NeuroBo Pharmaceuticals, Inc.(1)(2)	378	2,124
NextCure, Inc.(1)(2)	1,210	10,648
Nkarta, Inc.(1)(2)	1,385	41,633
Novavax, Inc.(1)(2)	5,253	569,163
Nurix Therapeutics, Inc.(1)	946	33,025
Nymox Pharmaceutical Corp.(1)(2)	3,482	8,566
Oncocyte Corp.(1)(2)	1,896	2,635
OPKO Health, Inc.(1)(2)	34,651	127,862
Organogenesis Holdings, Inc.(1)	930	3,571
Orgenesis, Inc.(1)	1,596	8,044
ORIC Pharmaceuticals, Inc.(1)	769	19,233
Ovid Therapeutics, Inc.(1)(2)	3,782	21,709
Oyster Point Pharma, Inc.(1)(2)	485	10,238
Pandion Therapeutics, Inc.(1)	637	7,300
Passage Bio, Inc.(1)(2)	1,200	15,732
PDL BioPharma, Inc.(1)	9,974	31,418
PhaseBio Pharmaceuticals, Inc.(1)	1,211	4,251
Pieris Pharmaceuticals, Inc.(1)	3,015	6,241
Poseida Therapeutics, Inc.	1,144	10,147
Security	Shares	Value
Biotechnology (continued)
Precigen, Inc.(1)(2)	5,972	$ 20,902
Precision BioSciences, Inc.(1)	4,034	24,849
Prevail Therapeutics, Inc.(1)	1,221	12,430
Protagonist Therapeutics, Inc.(1)	2,581	50,459
Protara Therapeutics, Inc.(1)	178	2,996
Prothena Corp. PLC(1)	3,249	32,458
PTC Therapeutics, Inc.(1)	5,366	250,860
Puma Biotechnology, Inc.(1)	2,522	25,447
Radius Health, Inc.(1)(2)	3,845	43,602
Rapt Therapeutics, Inc.(1)	969	31,202
REGENXBIO, Inc.(1)	2,991	82,312
Relay Therapeutics, Inc.(1)	2,743	116,824
Replimune Group, Inc.(1)	1,521	35,013
Retrophin, Inc.(1)	4,169	76,960
REVOLUTION Medicines, Inc.(1)(2)	3,287	114,388
Rhythm Pharmaceuticals, Inc.(1)	2,970	64,360
Rigel Pharmaceuticals, Inc.(1)	14,810	35,544
Rocket Pharmaceuticals, Inc.(1)(2)	3,009	68,786
Rubius Therapeutics, Inc.(1)	2,811	14,083
Sangamo Therapeutics, Inc.(1)	9,803	92,638
Savara, Inc.(1)	2,257	2,460
Scholar Rock Holding Corp.(1)(2)	2,007	35,504
Selecta Biosciences, Inc.(1)(2)	5,991	14,858
Seres Therapeutics, Inc.(1)	4,524	128,074
Soleno Therapeutics, Inc.(1)	2,954	7,415
Solid Biosciences, Inc.(1)	1,002	2,034
Sorrento Therapeutics, Inc.(1)(2)	18,862	210,311
Spectrum Pharmaceuticals, Inc.(1)	12,291	50,147
Spero Therapeutics, Inc.(1)(2)	1,125	12,555
SpringWorks Therapeutics, Inc.(1)(2)	1,872	89,238
Stoke Therapeutics, Inc.(1)(2)	1,079	36,136
Sutro Biopharma, Inc.(1)(2)	2,222	22,331
Syndax Pharmaceuticals, Inc.(1)	2,380	35,129
Syros Pharmaceuticals, Inc.(1)	3,667	32,416
TCR2 Therapeutics, Inc.(1)(2)	2,165	43,993
TG Therapeutics, Inc.(1)	9,462	253,203
Translate Bio, Inc.(1)(2)	5,808	79,047
Turning Point Therapeutics, Inc.(1)	2,910	254,218
Twist Bioscience Corp.(1)	2,788	211,804
Tyme Technologies, Inc.(1)(2)	6,120	5,998
Ultragenyx Pharmaceutical, Inc.(1)	4,901	402,813
UNITY Biotechnology, Inc.(1)	2,907	10,058
UroGen Pharma, Ltd.(1)(2)	1,653	31,886
Vanda Pharmaceuticals, Inc.(1)	4,281	41,354
Vaxart, Inc.(1)(2)	3,934	26,161
Vaxcyte, Inc.(1)	1,552	76,638
VBI Vaccines, Inc.(1)(2)	14,103	40,335

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Veracyte, Inc.(1)	4,880	$ 158,551
Verastem, Inc.(1)(2)	14,449	17,483
Vericel Corp.(1)	3,863	71,581
Viela Bio, Inc.(1)(2)	1,767	49,617
Viking Therapeutics, Inc.(1)	5,553	32,318
Vir Biotechnology, Inc.(1)(2)	4,566	156,751
Voyager Therapeutics, Inc.(1)	2,021	21,564
vTv Therapeutics, Inc., Class A(1)(2)	857	1,517
X4 Pharmaceuticals, Inc.(1)	987	6,682
XBiotech, Inc.(1)(2)	1,143	21,820
Xencor, Inc.(1)	4,898	189,993
XOMA Corp.(1)(2)	537	10,117
Y-mAbs Therapeutics, Inc.(1)	2,645	101,542
Zentalis Pharmaceuticals, Inc.(1)	913	29,846
ZIOPHARM Oncology, Inc.(1)(2)	18,832	47,457
		$17,844,257
Building Products — 1.6%
AAON, Inc.	3,499	$210,815
Advanced Drainage Systems, Inc.	4,737	295,778
Alpha Pro Tech, Ltd.(1)	1,081	15,977
American Woodmark Corp.(1)	1,481	116,318
Apogee Enterprises, Inc.	2,204	47,099
Builders FirstSource, Inc.(1)	9,856	321,503
Caesarstone, Ltd.	1,950	19,110
Cornerstone Building Brands, Inc.(1)	3,510	28,010
CSW Industrials, Inc.	1,167	90,151
Gibraltar Industries, Inc.(1)	2,885	187,929
Griffon Corp.	3,669	71,692
Insteel Industries, Inc.	1,366	25,544
JELD-WEN Holding, Inc.(1)	6,065	137,069
Masonite International Corp.(1)	2,076	204,278
Patrick Industries, Inc.	1,955	112,452
PGT Innovations, Inc.(1)	5,079	88,984
Quanex Building Products Corp.	3,015	55,597
Resideo Technologies, Inc.(1)	10,947	120,417
Simpson Manufacturing Co., Inc.	3,798	369,014
UFP Industries, Inc.	5,097	288,031
		$2,805,768
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	4,802	$187,230
Assetmark Financial Holdings(1)	1,445	31,414
Associated Capital Group, Inc., Class A	224	8,093
B. Riley Financial, Inc.	1,801	45,133
BGC Partners, Inc., Class A	26,929	64,630
Security	Shares	Value
Capital Markets (continued)
Blucora, Inc.(1)	4,225	$ 39,800
Brightsphere Investment Group, Inc.	5,425	69,982
Cohen & Steers, Inc.	2,160	120,398
Cowen, Inc., Class A	2,526	41,098
Diamond Hill Investment Group, Inc.	250	31,580
Donnelley Financial Solutions, Inc.(1)	2,855	38,143
Federated Hermes, Inc., Class B	8,230	177,027
Focus Financial Partners, Inc., Class A(1)	2,587	84,828
GAMCO Investors, Inc., Class A	342	3,957
Greenhill & Co., Inc.	1,309	14,857
Hamilton Lane, Inc., Class A	2,567	165,803
Houlihan Lokey, Inc.	4,361	257,517
Moelis & Co., Class A	4,668	164,034
Oppenheimer Holdings, Inc., Class A	932	20,802
Piper Sandler Cos.	1,539	112,347
PJT Partners, Inc., Class A	1,985	120,311
Pzena Investment Management, Inc., Class A	1,231	6,598
Safeguard Scientifics, Inc.	1,902	10,423
Sculptor Capital Management, Inc.	1,486	17,446
Siebert Financial Corp.(1)	596	1,925
Silvercrest Asset Management Group, Inc., Class A	548	5,732
Stifel Financial Corp.	5,679	287,130
StoneX Group, Inc.(1)	1,391	71,164
Value Line, Inc.	91	2,248
Virtus Investment Partners, Inc.	589	81,665
Waddell & Reed Financial, Inc., Class A	5,638	83,724
Westwood Holdings Group, Inc.	603	6,717
WisdomTree Investments, Inc.	11,656	37,299
		$2,411,055
Chemicals — 1.6%
Advanced Emissions Solutions, Inc.	1,851	$7,515
AdvanSix, Inc.(1)	2,631	33,887
AgroFresh Solutions, Inc.(1)	2,627	6,384
American Vanguard Corp.	2,506	32,929
Amyris, Inc.(1)	9,084	26,525
Avient Corp.	8,049	212,977
Balchem Corp.	2,799	273,266
Chase Corp.	627	59,816
Ferro Corp.(1)	7,188	89,131
FutureFuel Corp.	1,874	21,307
GCP Applied Technologies, Inc.(1)	4,259	89,226
Hawkins, Inc.	749	34,529
HB Fuller Co.	4,475	204,866
Ingevity Corp.(1)	3,673	181,593
Innospec, Inc.	2,126	134,618
Intrepid Potash, Inc.(1)	831	7,014

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Koppers Holdings, Inc.(1)	1,571	$ 32,850
Kraton Corp.(1)	2,659	47,383
Kronos Worldwide, Inc.	1,877	24,138
Livent Corp.(1)(2)	12,684	113,775
Marrone Bio Innovations, Inc.(1)	4,928	6,012
Minerals Technologies, Inc.	2,970	151,767
Orion Engineered Carbons S.A.	5,256	65,753
PQ Group Holdings, Inc.(1)	3,089	31,693
Quaker Chemical Corp.(2)	1,173	210,800
Rayonier Advanced Materials, Inc.(1)	4,190	13,408
Sensient Technologies Corp.	3,703	213,811
Stepan Co.	1,903	207,427
Trecora Resources(1)	1,798	11,040
Tredegar Corp.	2,145	31,896
Trinseo S.A.	3,353	85,971
Tronox Holdings PLC, Class A(1)	7,808	61,449
		$2,724,756
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	5,915	$216,844
ACCO Brands Corp.	8,823	51,173
Advanced Disposal Services, Inc.(1)	6,349	191,930
Brady Corp., Class A	4,179	167,244
BrightView Holdings, Inc.(1)	3,485	39,729
Brink's Co. (The)	4,462	183,344
Casella Waste Systems, Inc., Class A(1)	4,074	227,533
CECO Environmental Corp.(1)	2,281	16,628
Cimpress PLC(1)(2)	1,550	116,498
CompX International, Inc.	124	1,854
Covanta Holding Corp.	10,319	79,972
Deluxe Corp.	3,758	96,693
Ennis, Inc.	2,271	39,606
Healthcare Services Group, Inc.	6,468	139,256
Heritage-Crystal Clean, Inc.(1)	1,244	16,607
Herman Miller, Inc.	5,154	155,445
HNI Corp.	3,834	120,311
IBEX Ltd.(1)	410	6,306
Interface, Inc.	5,094	31,175
KAR Auction Services, Inc.	11,411	164,318
Kimball International, Inc., Class B	3,203	33,760
Knoll, Inc.	4,151	50,061
Matthews International Corp., Class A	2,709	60,573
McGrath RentCorp	2,127	126,748
Montrose Environmental Group, Inc.(1)	935	22,272
NL Industries, Inc.	532	2,261
PICO Holdings, Inc.(1)	1,974	17,687
Pitney Bowes, Inc.	15,446	82,018
Security	Shares	Value
Commercial Services & Supplies (continued)
Quad / Graphics, Inc.	2,476	$ 7,502
SP Plus Corp.(1)	1,895	34,015
Steelcase, Inc., Class A	7,782	78,676
Team, Inc.(1)	2,411	13,261
Tetra Tech, Inc.	4,593	438,632
UniFirst Corp.	1,315	249,022
US Ecology, Inc.	2,750	89,843
Viad Corp.	1,775	36,973
VSE Corp.	650	19,916
		$3,425,686
Communications Equipment — 0.8%
Acacia Communications, Inc.(1)	3,332	$224,577
ADTRAN, Inc.	4,115	42,199
Applied Optoelectronics, Inc.(1)	1,515	17,044
CalAmp Corp.(1)	3,105	22,325
Calix, Inc.(1)	4,525	80,455
Cambium Networks Corp.(1)	360	6,073
Casa Systems, Inc.(1)	2,241	9,031
Clearfield, Inc.(1)	1,022	20,614
Comtech Telecommunications Corp.	2,055	28,770
Digi International, Inc.(1)	2,313	36,152
DZS, Inc.(1)	513	4,807
Extreme Networks, Inc.(1)	10,748	43,207
Genasys, Inc.(1)	2,905	17,866
Harmonic, Inc.(1)	7,210	40,232
Infinera Corp.(1)	13,753	84,718
Inseego Corp.(1)(2)	6,022	62,147
InterDigital, Inc.	2,697	153,891
KVH Industries, Inc.(1)	1,491	13,434
NETGEAR, Inc.(1)	2,672	82,351
NetScout Systems, Inc.(1)	5,924	129,321
PCTEL, Inc.	1,556	8,807
Plantronics, Inc.	2,716	32,157
Resonant, Inc.(1)	4,377	10,417
Ribbon Communications, Inc.(1)	4,404	17,043
Viavi Solutions, Inc.(1)	20,030	234,952
		$1,422,590
Construction & Engineering — 1.3%
Aegion Corp.(1)	2,830	$39,988
Ameresco, Inc., Class A(1)	1,930	64,462
API Group Corp.(1)(3)	12,371	176,039
Arcosa, Inc.	4,248	187,294
Argan, Inc.	1,319	55,279
Comfort Systems USA, Inc.	3,196	164,626

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction & Engineering (continued)
Concrete Pumping Holdings, Inc.(1)	980	$ 3,499
Construction Partners, Inc., Class A(1)	2,244	40,841
Dycom Industries, Inc.(1)	2,724	143,882
EMCOR Group, Inc.	4,740	320,945
Fluor Corp.	12,448	109,667
Granite Construction, Inc.	3,992	70,299
Great Lakes Dredge & Dock Corp.(1)	5,123	48,720
HC2 Holdings, Inc.(1)(2)	3,868	9,361
IES Holdings, Inc.(1)	610	19,380
MasTec, Inc.(1)	5,009	211,380
MYR Group, Inc.(1)	1,414	52,573
Northwest Pipe Co.(1)	837	22,147
NV5 Global, Inc.(1)	920	48,548
Primoris Services Corp.	3,859	69,616
Sterling Construction Co., Inc.(1)	2,268	32,115
Tutor Perini Corp.(1)	3,186	35,460
WillScot Mobile Mini Holdings Corp.(1)	13,649	227,665
		$2,153,786
Construction Materials — 0.1%
Forterra, Inc.(1)	1,612	$19,054
Summit Materials, Inc., Class A(1)	9,769	161,579
United States Lime & Minerals, Inc.	156	14,056
US Concrete, Inc.(1)	1,337	38,826
		$233,515
Consumer Finance — 0.7%
Atlanticus Holdings Corp.(1)	446	$5,307
Curo Group Holdings Corp.	974	6,867
Encore Capital Group, Inc.(1)	2,642	101,955
Enova International, Inc.(1)	2,903	47,580
EZCORP, Inc., Class A(1)	4,319	21,725
FirstCash, Inc.	3,591	205,441
Green Dot Corp., Class A(1)	4,499	227,694
LendingClub Corp.(1)	5,781	27,229
Navient Corp.	16,912	142,906
Nelnet, Inc., Class A	1,533	92,363
Oportun Financial Corp.(1)	1,717	20,244
PRA Group, Inc.(1)	3,955	158,002
Regional Management Corp.(1)	935	15,577
World Acceptance Corp.(1)(2)	470	49,609
		$1,122,499
Containers & Packaging — 0.2%
Greif, Inc., Class A	2,211	$80,060
Greif, Inc., Class B	446	17,608
Security	Shares	Value
Containers & Packaging (continued)
Myers Industries, Inc.	3,117	$ 41,238
O-I Glass, Inc.	13,846	146,629
Ranpak Holdings Corp.(1)	2,558	24,352
UFP Technologies, Inc.(1)	499	20,669
		$ 330,556
Distributors — 0.1%
Core-Mark Holding Co., Inc.	3,796	$ 109,818
Funko, Inc., Class A(1)(2)	1,464	8,477
Greenlane Holdings, Inc., Class A(1)	547	1,225
Weyco Group, Inc.	562	9,088
		$128,608
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc.(1)	4,605	$113,007
American Public Education, Inc.(1)	1,323	37,295
Aspen Group, Inc. / CO(1)	1,639	18,308
Carriage Services, Inc.	1,443	32,193
Collectors Universe, Inc.	706	34,940
Franchise Group, Inc.	1,693	42,935
Houghton Mifflin Harcourt Co.(1)	9,080	15,708
K12, Inc.(1)	3,520	92,717
Laureate Education, Inc., Class A(1)	9,165	121,711
OneSpaWorld Holdings, Ltd.	4,007	26,046
Perdoceo Education Corp.(1)	5,930	72,583
Regis Corp.(1)	2,003	12,298
Strategic Education, Inc.	2,057	188,154
Universal Technical Institute, Inc.(1)	2,549	12,949
Vivint Smart Home, Inc.(1)	6,163	105,264
WW International, Inc.(1)	4,197	79,197
		$1,005,305
Diversified Financial Services — 0.2%
A-Mark Precious Metals, Inc.(1)	433	$14,601
Banco Latinoamericano de Comercio Exterior S.A.	2,614	31,760
Cannae Holdings, Inc.(1)	7,330	273,116
GWG Holdings, Inc.(1)(2)	160	1,376
Marlin Business Services Corp.	795	5,604
SWK Holdings Corp.(1)	313	4,382
		$330,839
Diversified Telecommunication Services — 0.8%
Alaska Communications Systems Group, Inc.	4,583	$9,166
Anterix, Inc.	926	30,290
ATN International, Inc.	967	48,485
Bandwidth, Inc., Class A(1)	1,635	285,422

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc.(1)	4,444	$ 66,660
Cogent Communications Holdings, Inc.	3,622	217,501
Consolidated Communications Holdings, Inc.(1)	5,584	31,773
IDT Corp., Class B(1)	1,470	9,673
Iridium Communications, Inc.(1)	10,022	256,363
Liberty Latin America, Ltd., Class A(1)	4,144	34,188
Liberty Latin America, Ltd., Class C(1)	13,688	111,420
Ooma, Inc.(1)	1,488	19,418
ORBCOMM, Inc.(1)	5,583	18,982
Vonage Holdings Corp.(1)	20,117	205,797
		$1,345,138
Electric Utilities — 0.7%
ALLETE, Inc.	4,440	$229,726
Genie Energy, Ltd., Class B	1,269	10,152
MGE Energy, Inc.	3,067	192,178
Otter Tail Corp.	3,441	124,461
PNM Resources, Inc.	6,933	286,541
Portland General Electric Co.	7,669	272,249
Spark Energy, Inc., Class A	1,012	8,420
		$1,123,727
Electrical Equipment — 1.4%
Allied Motion Technologies, Inc.	635	$26,213
American Superconductor Corp.(1)	1,853	26,831
Atkore International Group, Inc.(1)	4,158	94,511
AZZ, Inc.	2,237	76,326
Bloom Energy Corp., Class A(1)(2)	7,516	135,063
Encore Wire Corp.	1,778	82,535
EnerSys	3,716	249,418
FuelCell Energy, Inc.(1)(2)	18,806	40,245
LSI Industries, Inc.	2,264	15,282
Orion Energy Systems, Inc.(1)	2,360	17,865
Plug Power, Inc.(1)(2)	29,046	389,507
Powell Industries, Inc.	811	19,569
Preformed Line Products Co.	222	10,816
Sunrun, Inc.(1)	10,129	780,642
Thermon Group Holdings, Inc.(1)	2,669	29,973
TPI Composites, Inc.(1)	2,500	72,400
Ultralife Corp.(1)	803	4,738
Vicor Corp.(1)	1,591	123,668
Vivint Solar, Inc.(1)(2)	4,280	181,258
		$2,376,860
Electronic Equipment, Instruments & Components — 2.1%
Akoustis Technologies, Inc.(1)(2)	2,215	$18,074
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Arlo Technologies, Inc.(1)	6,268	$ 32,970
Badger Meter, Inc.	2,569	167,936
Bel Fuse, Inc., Class B	968	10,338
Belden, Inc.	3,899	121,337
Benchmark Electronics, Inc.	3,272	65,931
CTS Corp.	2,855	62,896
Daktronics, Inc.	2,960	11,722
ePlus, Inc.(1)	1,163	85,132
Fabrinet(1)	3,188	200,940
FARO Technologies, Inc.(1)	1,514	92,324
Fitbit, Inc., Class A(1)	21,096	146,828
II-VI, Inc.(1)(2)	8,671	351,696
Insight Enterprises, Inc.(1)	2,953	167,081
Intellicheck, Inc.(1)	1,405	9,371
Iteris, Inc.(1)	3,527	14,461
Itron, Inc.(1)	3,544	215,263
Kimball Electronics, Inc.(1)	2,097	24,241
Knowles Corp.(1)	7,824	116,578
Luna Innovations, Inc.(1)	2,558	15,297
Methode Electronics, Inc.	3,192	90,972
MTS Systems Corp.	1,475	28,187
Napco Security Technologies, Inc.(1)	1,045	24,557
nLight, Inc.(1)	2,790	65,509
Novanta, Inc.(1)	2,959	311,701
OSI Systems, Inc.(1)	1,463	113,543
PAR Technology Corp.(1)	1,420	57,524
PC Connection, Inc.	941	38,637
Plexus Corp.(1)	2,529	178,623
Powerfleet, Inc.(1)(2)	2,416	13,602
Research Frontiers, Inc.(1)(2)	2,344	6,329
Rogers Corp.(1)	1,620	158,857
Sanmina Corp.(1)	5,948	160,893
ScanSource, Inc.(1)	2,089	41,425
TTM Technologies, Inc.(1)	8,703	99,301
Vishay Intertechnology, Inc.	11,658	181,515
Vishay Precision Group, Inc.(1)	1,011	25,598
Wrap Technologies, Inc.(1)	671	4,543
		$3,531,732
Energy Equipment & Services — 0.5%
Archrock, Inc.	11,297	$60,778
Aspen Aerogels, Inc.(1)	1,806	19,776
Cactus, Inc., Class A	4,031	77,355
ChampionX Corp.(1)	16,415	131,156
DMC Global, Inc.	1,264	41,636
Dril-Quip, Inc.(1)	3,250	80,470
Exterran Corp.(1)	2,624	10,916

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
Frank's International NV(1)	13,689	$ 21,081
Helix Energy Solutions Group, Inc.(1)	12,468	30,048
Liberty Oilfield Services, Inc., Class A	5,476	43,753
Matrix Service Co.(1)	2,252	18,804
Nabors Industries, Ltd.	622	15,202
National Energy Services Reunited Corp.(1)(2)	2,092	13,347
Newpark Resources, Inc.(1)	7,671	8,054
NexTier Oilfield Solutions, Inc.(1)	13,416	24,820
Oceaneering International, Inc.(1)	8,672	30,525
Oil States International, Inc.(1)	5,061	13,816
Patterson-UTI Energy, Inc.	16,181	46,116
ProPetro Holding Corp.(1)	6,820	27,689
RPC, Inc.(1)	5,124	13,527
SEACOR Holdings, Inc.(1)	1,557	45,278
Select Energy Services, Inc., Class A(1)	5,076	19,492
Solaris Oilfield Infrastructure, Inc., Class A	2,541	16,110
Tidewater, Inc.(1)	3,229	21,667
Transocean, Ltd.(1)(2)	51,662	41,686
US Silica Holdings, Inc.	6,531	19,593
		$892,695
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A(2)	3,946	$18,586
Cinemark Holdings, Inc.(2)	9,444	94,440
Eros STX Global Corp.(1)(2)	12,880	28,465
Gaia, Inc.(1)	1,050	10,322
GAN, Ltd.(1)	654	11,053
Glu Mobile, Inc.(1)	12,561	96,406
IMAX Corp.(1)	4,366	52,217
Liberty Braves Group, Series A(1)	713	14,887
Liberty Braves Group, Series C(1)	3,012	63,282
LiveXLive Media, Inc.(1)	2,426	6,295
Marcus Corp. (The)	1,876	14,501
		$410,454
Equity Real Estate Investment Trusts (REITs) — 5.6%
Acadia Realty Trust	7,600	$79,800
Agree Realty Corp.	4,536	288,671
Alexander & Baldwin, Inc.	6,134	68,762
Alexander's, Inc.	184	45,120
Alpine Income Property Trust, Inc.	598	9,299
American Assets Trust, Inc.	4,223	101,732
American Finance Trust, Inc.	9,434	59,151
Armada Hoffler Properties, Inc.	4,892	45,300
Bluerock Residential Growth REIT, Inc.	2,019	15,304
BRT Apartments Corp.	682	8,034
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CareTrust REIT, Inc.	8,536	$ 151,898
CatchMark Timber Trust, Inc., Class A	4,393	39,229
Chatham Lodging Trust	3,800	28,956
CIM Commercial Trust Corp.	1,033	10,185
City Office REIT, Inc.	4,586	34,487
Clipper Realty, Inc.	1,313	7,944
Colony Capital, Inc.	42,896	117,106
Columbia Property Trust, Inc.	10,118	110,387
Community Healthcare Trust, Inc.	1,862	87,067
CoreCivic, Inc.	10,458	83,664
CorEnergy Infrastructure Trust, Inc.(2)	1,103	6,442
CorePoint Lodging, Inc.	3,663	19,963
DiamondRock Hospitality Co.	17,564	89,049
Diversified Healthcare Trust	21,033	74,036
Easterly Government Properties, Inc.	6,683	149,766
EastGroup Properties, Inc.	3,294	426,013
Essential Properties Realty Trust, Inc.	7,972	146,047
Farmland Partners, Inc.(2)	2,798	18,635
Four Corners Property Trust, Inc.	5,983	153,105
Franklin Street Properties Corp.	9,022	33,021
Front Yard Residential Corp.	4,415	38,587
GEO Group, Inc. (The)	10,640	120,658
Getty Realty Corp.	2,913	75,767
Gladstone Commercial Corp.	2,560	43,136
Gladstone Land Corp.	1,647	24,738
Global Medical REIT, Inc.	3,362	45,387
Global Net Lease, Inc.	8,088	128,599
Healthcare Realty Trust, Inc.	11,767	354,422
Hersha Hospitality Trust	3,227	17,878
Independence Realty Trust, Inc.	7,851	90,993
Industrial Logistics Properties Trust	5,794	126,715
Innovative Industrial Properties, Inc.	1,812	224,887
Investors Real Estate Trust	989	64,453
iStar, Inc.	6,558	77,450
Jernigan Capital, Inc.	1,875	32,138
Kite Realty Group Trust	7,232	83,747
Lexington Realty Trust	23,514	245,721
LTC Properties, Inc.	3,459	120,581
Macerich Co. (The)(2)	12,538	85,133
Mack-Cali Realty Corp.	7,612	96,063
Monmouth Real Estate Investment Corp.	8,073	111,811
National Health Investors, Inc.	3,785	228,122
National Storage Affiliates Trust	5,472	178,989
NETSTREIT Corp.	1,023	18,680
New Senior Investment Group, Inc.	7,208	28,832
NexPoint Residential Trust, Inc.	1,916	84,975
Office Properties Income Trust	4,192	86,858

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
One Liberty Properties, Inc.	1,300	$ 21,268
Pebblebrook Hotel Trust	11,429	143,205
Physicians Realty Trust	17,946	321,413
Piedmont Office Realty Trust, Inc., Class A	11,004	149,324
Plymouth Industrial REIT, Inc.	1,301	16,054
PotlatchDeltic Corp.	5,585	235,129
Preferred Apartment Communities, Inc., Class A	3,903	21,076
PS Business Parks, Inc.	1,759	215,284
QTS Realty Trust, Inc., Class A	5,308	334,510
Retail Opportunity Investments Corp.	10,264	106,900
Retail Properties of America, Inc., Class A	18,948	110,088
Retail Value, Inc.	1,367	17,183
RLJ Lodging Trust	14,315	123,968
RPT Realty	6,804	37,014
Ryman Hospitality Properties, Inc.	4,458	164,054
Sabra Health Care REIT, Inc.	17,508	241,348
Safehold, Inc.	1,528	94,889
Saul Centers, Inc.	978	25,995
Seritage Growth Properties, Class A(1)(2)	2,944	39,597
Service Properties Trust	14,487	115,172
SITE Centers Corp.	13,531	97,423
STAG Industrial, Inc.	12,775	389,510
Summit Hotel Properties, Inc.	8,982	46,527
Sunstone Hotel Investors, Inc.	18,993	150,804
Tanger Factory Outlet Centers, Inc.(2)	7,997	48,222
Terreno Realty Corp.	5,683	311,201
UMH Properties, Inc.	3,128	42,353
Uniti Group, Inc.	16,329	172,026
Universal Health Realty Income Trust	1,113	63,430
Urban Edge Properties	10,291	100,029
Urstadt Biddle Properties, Inc., Class A	2,599	23,911
Washington Real Estate Investment Trust	7,049	141,896
Whitestone REIT	3,231	19,386
Xenia Hotels & Resorts, Inc.	9,886	86,799
		$9,570,481
Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	2,690	$51,567
BJ's Wholesale Club Holdings, Inc.(1)	11,671	484,930
Chefs' Warehouse, Inc. (The)(1)	2,573	37,411
HF Foods Group, Inc.(1)	3,141	20,762
Ingles Markets, Inc., Class A	1,243	47,284
Natural Grocers by Vitamin Cottage, Inc.	875	8,628
Performance Food Group Co.(1)	11,166	386,567
PriceSmart, Inc.	1,964	130,508
Rite Aid Corp.(1)(2)	4,943	46,909
SpartanNash Co.	3,190	52,157
Security	Shares	Value
Food & Staples Retailing (continued)
United Natural Foods, Inc.(1)	4,650	$ 69,145
Village Super Market, Inc., Class A	640	15,750
Weis Markets, Inc.	747	35,856
		$ 1,387,474
Food Products — 1.5%
Alico, Inc.	267	$ 7,642
B&G Foods, Inc.	5,687	157,928
BellRing Brands, Inc., Class A(1)	3,419	70,910
Bridgford Foods Corp.(1)	153	2,802
Calavo Growers, Inc.	1,424	94,369
Cal-Maine Foods, Inc.(1)	2,682	102,908
Darling Ingredients, Inc.(1)	13,712	494,043
Farmer Bros. Co.(1)	847	3,744
Fresh Del Monte Produce, Inc.	2,749	63,007
Freshpet, Inc.(1)	3,300	368,445
Hostess Brands, Inc.(1)	10,500	129,465
J&J Snack Foods Corp.	1,320	172,115
John B. Sanfilippo & Son, Inc.	716	53,972
Lancaster Colony Corp.	1,648	294,662
Landec Corp.(1)	2,282	22,181
Limoneira Co.	1,228	17,560
Sanderson Farms, Inc.	1,738	205,032
Seneca Foods Corp., Class A(1)	594	21,224
Simply Good Foods Co. (The)(1)	7,196	158,672
Tootsie Roll Industries, Inc.(2)	1,437	44,403
Vital Farms, Inc.(1)	874	35,423
		$2,520,507
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A	2,874	$159,191
Chesapeake Utilities Corp.	1,388	117,008
New Jersey Resources Corp.	8,280	223,726
Northwest Natural Holding Co.	2,642	119,920
ONE Gas, Inc.	4,549	313,927
RGC Resources, Inc.	587	13,765
South Jersey Industries, Inc.	8,595	165,626
Southwest Gas Holdings, Inc.	4,880	307,928
Spire, Inc.	4,335	230,622
		$1,651,713
Health Care Equipment & Supplies — 3.6%
Accelerate Diagnostics, Inc.(1)(2)	2,287	$24,379
Accuray, Inc.(1)	6,420	15,408
Acutus Medical, Inc.(1)	838	24,972
Alphatec Holdings, Inc.(1)	3,883	25,783

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
AngioDynamics, Inc.(1)	3,206	$ 38,664
Antares Pharma, Inc.(1)	14,209	38,364
Apyx Medical Corp.	2,938	13,838
Aspira Women's Health, Inc.(1)(2)	4,166	12,852
AtriCure, Inc.(1)	3,726	148,667
Atrion Corp.	121	75,746
Avanos Medical, Inc.(1)	4,156	138,062
AxoGen, Inc.(1)	2,668	31,029
Axonics Modulation Technologies, Inc.(1)(2)	2,690	137,298
Bellerophon Therapeutics, Inc.(1)	304	3,095
Beyond Air, Inc.(1)	1,155	5,994
BioLife Solutions, Inc.(1)	1,171	33,889
BioSig Technologies, Inc.(1)	1,382	6,813
Cantel Medical Corp.	3,351	147,243
Cardiovascular Systems, Inc.(1)	3,295	129,658
Cerus Corp.(1)	14,314	89,606
Chembio Diagnostics, Inc.(1)	1,721	8,364
Co-Diagnostics, Inc.(1)(2)	2,291	31,135
CONMED Corp.	2,394	188,336
CryoLife, Inc.(1)	3,149	58,162
CryoPort, Inc.(1)(2)	2,963	140,446
Cutera, Inc.(1)	1,118	21,208
CytoSorbents Corp.(1)	2,668	21,277
Electromed, Inc.(1)	615	6,402
FONAR Corp.(1)	557	11,630
GenMark Diagnostics, Inc.(1)	5,985	84,987
Glaukos Corp.(1)(2)	3,735	184,957
Heska Corp.(1)	603	59,570
Inari Medical, Inc.(1)	655	45,208
Inogen, Inc.(1)	1,598	46,342
Integer Holdings Corp.(1)	2,856	168,533
IntriCon Corp.(1)	564	6,870
Invacare Corp.	2,498	18,785
iRadimed Corp.(1)(2)	282	6,029
iRhythm Technologies, Inc.(1)	2,337	556,463
Lantheus Holdings, Inc.(1)	5,359	67,899
LeMaitre Vascular, Inc.	1,302	42,354
LivaNova PLC(1)	4,163	188,209
Meridian Bioscience, Inc.(1)	3,556	60,381
Merit Medical Systems, Inc.(1)	4,789	208,321
Mesa Laboratories, Inc.	404	102,923
Milestone Scientific, Inc.(1)	3,097	4,305
Misonix, Inc.(1)	1,277	14,979
Natus Medical, Inc.(1)	3,019	51,715
Nemaura Medical, Inc.(1)	594	2,109
Neogen Corp.(1)	4,608	360,576
Nevro Corp.(1)	2,861	398,537
Security	Shares	Value
Health Care Equipment & Supplies (continued)
NuVasive, Inc.(1)	4,522	$ 219,634
OraSure Technologies, Inc.(1)	6,111	74,371
Orthofix Medical, Inc.(1)	1,619	50,416
OrthoPediatrics Corp.(1)(2)	1,056	48,492
PAVmed, Inc.(1)	3,168	5,639
Pulse Biosciences, Inc.(1)	800	9,432
Quotient, Ltd.(1)(2)	5,345	27,473
Repro-Med Systems, Inc.(1)(2)	2,153	15,545
Retractable Technologies, Inc.(1)(2)	1,172	7,806
Rockwell Medical, Inc.(1)(2)	3,471	3,714
SeaSpine Holdings Corp.(1)	1,888	26,998
Shockwave Medical, Inc.(1)	2,445	185,331
SI-BONE, Inc.(1)	2,242	53,180
Sientra, Inc.(1)(2)	3,217	10,938
Silk Road Medical, Inc.(1)	2,292	154,045
Soliton, Inc.(1)	193	1,475
STAAR Surgical Co.(1)	3,982	225,222
Stereotaxis, Inc.(1)(2)	3,905	13,980
Surgalign Holdings, Inc.(1)	4,427	8,013
SurModics, Inc.(1)	1,145	44,552
Tactile Systems Technology, Inc.(1)(2)	1,650	60,373
Tela Bio, Inc.(1)	480	7,939
TransMedics Group, Inc.(1)(2)	1,747	24,074
Utah Medical Products, Inc.	296	23,642
Vapotherm, Inc.(1)(2)	1,694	49,126
Varex Imaging Corp.(1)	3,308	42,078
Venus Concept, Inc.(1)	1,627	3,775
ViewRay, Inc.(1)(2)	9,151	32,029
VolitionRX, Ltd.(1)(2)	2,077	6,667
Wright Medical Group NV(1)	10,966	334,902
Zynex, Inc.(1)	1,374	23,976
		$6,103,209
Health Care Providers & Services — 2.6%
1Life Healthcare, Inc.(1)(2)	6,700	$190,012
AdaptHealth Corp.(1)	2,130	46,455
Addus HomeCare Corp.(1)	1,220	115,302
American Renal Associates Holdings, Inc.(1)	1,530	10,557
AMN Healthcare Services, Inc.(1)	4,036	235,945
Apollo Medical Holdings, Inc.(1)(2)	1,687	30,265
Avalon GloboCare Corp.(1)	1,913	2,391
BioTelemetry, Inc.(1)	2,899	132,136
Brookdale Senior Living, Inc.(1)	15,634	39,710
Community Health Systems, Inc.(1)	8,353	35,250
CorVel Corp.(1)	831	70,992
Covetrus, Inc.(1)	8,670	211,548
Cross Country Healthcare, Inc.(1)	2,877	18,672

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Ensign Group, Inc. (The)	4,495	$ 256,485
Enzo Biochem, Inc.(1)	3,092	6,524
Five Star Senior Living, Inc.(1)	1,669	8,462
Fulgent Genetics, Inc.(1)(2)	854	34,194
Hanger, Inc.(1)	3,196	50,561
HealthEquity, Inc.(1)	6,475	332,621
InfuSystem Holdings, Inc.(1)	1,278	16,384
Joint Corp. (The)(1)	1,152	20,033
LHC Group, Inc.(1)	2,587	549,893
Magellan Health, Inc.(1)	2,067	156,637
MEDNAX, Inc.(1)	6,354	103,443
National HealthCare Corp.	1,074	66,921
National Research Corp.	1,192	58,658
Ontrak, Inc.(1)(2)	623	37,380
Option Care Health, Inc.(1)	3,745	50,071
Owens & Minor, Inc.	5,393	135,418
Patterson Cos., Inc.	7,473	180,137
Pennant Group, Inc. (The)(1)	2,149	82,865
PetIQ, Inc.(1)(2)	1,614	53,133
Progenity, Inc.(1)	296	2,670
Progyny, Inc.(1)(2)	2,328	68,513
Providence Service Corp. (The)(1)	1,045	97,091
R1 RCM, Inc.(1)	8,804	150,989
RadNet, Inc.(1)	3,530	54,186
Select Medical Holdings Corp.(1)	9,465	197,061
Sharps Compliance Corp.(1)	1,261	7,906
Surgery Partners, Inc.(1)	2,112	46,253
Tenet Healthcare Corp.(1)	9,038	221,521
Tivity Health, Inc.(1)	4,170	58,463
Triple-S Management Corp., Class B(1)	1,726	30,844
US Physical Therapy, Inc.	1,104	95,916
Viemed Healthcare, Inc.(1)	3,037	26,240
		$4,396,708
Health Care Technology — 1.1%
Accolade, Inc.(1)	992	$38,559
Allscripts Healthcare Solutions, Inc.(1)	13,910	113,227
Computer Programs and Systems, Inc.	938	25,898
Evolent Health, Inc., Class A(1)	6,580	81,658
Health Catalyst, Inc.(1)(2)	2,850	104,310
HealthStream, Inc.(1)	2,289	45,940
HMS Holdings Corp.(1)	7,508	179,817
iCad, Inc.(1)(2)	1,776	15,647
Inovalon Holdings, Inc., Class A(1)	6,512	172,242
Inspire Medical Systems, Inc.(1)	2,231	287,911
NantHealth, Inc.(1)	2,382	5,574
NextGen Healthcare, Inc.(1)	4,587	58,438
Security	Shares	Value
Health Care Technology (continued)
Omnicell, Inc.(1)	3,619	$ 270,195
OptimizeRx Corp.(1)	1,058	22,059
Phreesia, Inc.(1)	2,351	75,538
Schrodinger, Inc.(1)	2,487	118,157
Simulations Plus, Inc.	1,112	83,800
Tabula Rasa HealthCare, Inc.(1)(2)	1,809	73,753
Vocera Communications, Inc.(1)	2,799	81,395
		$ 1,854,118
Hotels, Restaurants & Leisure — 3.5%
Accel Entertainment, Inc.(1)	3,729	$39,938
Biglari Holdings, Inc., Class A(1)	6	2,927
Biglari Holdings, Inc., Class B(1)	80	7,121
BJ's Restaurants, Inc.	1,671	49,194
Bloomin' Brands, Inc.	7,647	116,770
Bluegreen Vacations Corp.	637	3,121
Bluegreen Vacations Holding Corp.	1,086	14,541
Boyd Gaming Corp.	7,160	219,740
Brinker International, Inc.	3,869	165,284
Caesars Entertainment, Inc.(1)	11,889	666,497
Carrols Restaurant Group, Inc.(1)	3,096	19,969
Century Casinos, Inc.(1)	1,662	9,108
Cheesecake Factory, Inc. (The)	3,655	101,390
Churchill Downs, Inc.	3,239	530,613
Chuy's Holdings, Inc.(1)	1,681	32,914
Cracker Barrel Old Country Store, Inc.	2,021	231,728
Dave & Buster's Entertainment, Inc.(2)	4,104	62,217
Del Taco Restaurants, Inc.(1)	2,895	23,739
Denny's Corp.(1)	4,997	49,970
Dine Brands Global, Inc.	1,363	74,406
El Pollo Loco Holdings, Inc.(1)	1,580	25,596
Everi Holdings, Inc.(1)	6,157	50,795
Fiesta Restaurant Group, Inc.(1)	2,070	19,396
Golden Entertainment, Inc.(1)	1,501	20,759
Hilton Grand Vacations, Inc.(1)	7,526	157,895
International Game Technology PLC(2)	8,782	97,744
Jack in the Box, Inc.	2,012	159,572
Kura Sushi USA, Inc., Class A(1)(2)	280	3,668
Lindblad Expeditions Holdings, Inc.(1)	1,767	15,037
Marriott Vacations Worldwide Corp.	3,451	313,385
Monarch Casino & Resort, Inc.(1)	1,097	48,926
Nathan's Famous, Inc.	237	12,146
Noodles & Co.(1)	2,480	17,038
Papa John's International, Inc.	2,860	235,321
Penn National Gaming, Inc.(1)	13,068	950,044
PlayAGS, Inc.(1)	1,838	6,506
RCI Hospitality Holdings, Inc.	797	16,259

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc.(1)	1,090	$ 14,344
Red Rock Resorts, Inc., Class A	5,736	98,086
Ruth's Hospitality Group, Inc.	2,317	25,626
Scientific Games Corp., Class A(1)	4,901	171,094
SeaWorld Entertainment, Inc.(1)	4,190	82,627
Shake Shack, Inc., Class A(1)(2)	3,100	199,888
Target Hospitality Corp.(1)(2)	2,913	3,554
Texas Roadhouse, Inc.	5,599	340,363
Twin River Worldwide Holdings, Inc.	1,497	39,326
Wingstop, Inc.	2,525	345,041
		$5,891,223
Household Durables — 2.3%
Beazer Homes USA, Inc.(1)	2,686	$35,455
Casper Sleep, Inc.(1)	2,157	15,509
Cavco Industries, Inc.(1)	750	135,232
Century Communities, Inc.(1)	2,547	107,815
Ethan Allen Interiors, Inc.	1,924	26,051
GoPro, Inc., Class A(1)	10,449	47,334
Green Brick Partners, Inc.(1)	1,909	30,735
Hamilton Beach Brands Holding Co., Class A	584	11,359
Helen of Troy, Ltd.(1)	2,156	417,229
Hooker Furniture Corp.	834	21,542
Installed Building Products, Inc.(1)	2,012	204,721
iRobot Corp.(1)(2)	2,456	186,410
KB Home	7,707	295,872
La-Z-Boy, Inc.	3,892	123,104
Legacy Housing Corp.(1)	380	5,198
LGI Homes, Inc.(1)	1,969	228,739
Lifetime Brands, Inc.	858	8,108
Lovesac Co. (The)(1)(2)	730	20,228
M / I Homes, Inc.(1)	2,434	112,086
MDC Holdings, Inc.	4,332	204,037
Meritage Homes Corp.(1)	3,219	355,345
Purple Innovation, Inc.(1)	1,889	46,961
Skyline Champion Corp.(1)	4,811	128,790
Sonos, Inc.(1)	6,981	105,972
Taylor Morrison Home Corp.(1)	10,758	264,539
TopBuild Corp.(1)	2,820	481,346
TRI Pointe Group, Inc.(1)	11,449	207,685
Tupperware Brands Corp.	4,044	81,527
Turtle Beach Corp.(1)	1,190	21,658
Universal Electronics, Inc.(1)	1,223	46,156
		$3,976,743
Security	Shares	Value
Household Products — 0.2%
Central Garden & Pet Co.(1)	789	$ 31,505
Central Garden & Pet Co., Class A(1)	3,525	127,393
Oil-Dri Corp. of America	406	14,523
WD-40 Co.	1,200	227,172
		$ 400,593
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(1)	10,236	$ 20,063
Brookfield Renewable Corp., Class A	5,829	341,579
Clearway Energy, Inc., Class A	3,063	75,656
Clearway Energy, Inc., Class C	6,905	186,159
Ormat Technologies, Inc.	3,487	206,117
Sunnova Energy International, Inc.(1)	4,525	137,605
		$967,179
Industrial Conglomerates — 0.0%(4)
Raven Industries, Inc.	3,174	$68,304
		$68,304
Insurance — 2.3%
Ambac Financial Group, Inc.(1)	3,798	$48,500
American Equity Investment Life Holding Co.	7,921	174,183
AMERISAFE, Inc.	1,636	93,841
Argo Group International Holdings, Ltd.	2,857	98,367
BRP Group, Inc., Class A(1)	2,875	71,616
Citizens, Inc.(1)	4,427	24,526
CNO Financial Group, Inc.	12,050	193,282
Crawford & Co., Class A	1,459	9,542
Donegal Group, Inc., Class A	916	12,888
eHealth, Inc.(1)	2,252	177,908
Employers Holdings, Inc.	2,600	78,650
Enstar Group, Ltd.(1)	1,028	166,022
FBL Financial Group, Inc., Class A	766	36,921
FedNat Holding Co.	1,014	6,408
Genworth Financial, Inc., Class A(1)	45,354	151,936
Goosehead Insurance, Inc., Class A	1,140	98,713
Greenlight Capital Re, Ltd., Class A(1)	2,647	17,814
HCI Group, Inc.	611	30,116
Heritage Insurance Holdings, Inc.	1,906	19,289
Horace Mann Educators Corp.	3,697	123,480
Independence Holding Co.	394	14,858
Investors Title Co.	111	14,437
James River Group Holdings, Ltd.	2,526	112,483
Kinsale Capital Group, Inc.	1,839	349,741
MBIA, Inc.(1)	4,530	27,452
National General Holdings Corp.	5,773	194,839

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
National Western Life Group, Inc., Class A	193	$ 35,275
NI Holdings, Inc.(1)	903	15,252
Palomar Holdings, Inc.(1)	1,705	177,729
ProAssurance Corp.	4,666	72,976
ProSight Global, Inc.(1)	758	8,596
Protective Insurance Corp., Class B	853	11,200
RLI Corp.	3,373	282,421
Safety Insurance Group, Inc.	1,323	91,406
Selective Insurance Group, Inc.	5,039	259,458
Selectquote, Inc.(1)	2,712	54,918
State Auto Financial Corp.	1,338	18,411
Stewart Information Services Corp.	2,245	98,174
Third Point Reinsurance, Ltd.(1)	6,160	42,812
Tiptree, Inc.	2,311	11,439
Trean Insurance Group, Inc.(1)	1,026	15,646
Trupanion, Inc.(1)	2,626	207,191
United Fire Group, Inc.	1,866	37,917
United Insurance Holdings Corp.	1,483	8,987
Universal Insurance Holdings, Inc.	2,530	35,015
Vericity, Inc.	164	1,673
Watford Holdings, Ltd.(1)	1,476	33,859
		$3,868,167
Interactive Media & Services — 0.3%
CarGurus, Inc.(1)	7,630	$165,037
Cars.com, Inc.(1)	5,846	47,236
DHI Group, Inc.(1)	4,512	10,197
Eventbrite, Inc., Class A(1)(2)	5,612	60,890
EverQuote, Inc., Class A(1)	1,239	47,875
Liberty TripAdvisor Holdings, Inc., Class A(1)	6,271	10,849
QuinStreet, Inc.(1)	4,141	65,593
TrueCar, Inc.(1)	7,838	39,190
Yelp, Inc.(1)	6,057	121,685
		$568,552
Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com, Inc., Class A(1)	2,081	$51,900
CarParts.com, Inc.(1)(2)	1,863	20,139
Duluth Holdings, Inc., Class B(1)	634	7,748
Groupon, Inc.(1)	2,006	40,923
Lands' End, Inc.(1)	879	11,453
Liquidity Services, Inc.(1)	2,122	15,830
Magnite, Inc.(1)(2)	8,240	57,227
Overstock.com, Inc.(1)	3,666	266,335
PetMed Express, Inc.(2)	1,778	56,220
Quotient Technology, Inc.(1)	7,590	56,014
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
RealReal, Inc. (The)(1)	5,509	$ 79,715
Shutterstock, Inc.	1,881	97,887
Stamps.com, Inc.(1)	1,448	348,896
Stitch Fix, Inc., Class A(1)	4,967	134,755
Waitr Holdings, Inc.(1)	6,618	21,310
		$ 1,266,352
IT Services — 2.0%
Brightcove, Inc.(1)	3,175	$ 32,512
Cardtronics PLC, Class A(1)	3,306	65,459
Cass Information Systems, Inc.	1,244	50,059
Conduent, Inc.(1)	15,269	48,555
CSG Systems International, Inc.	2,940	120,393
Endurance International Group Holdings, Inc.(1)	5,998	34,429
EVERTEC, Inc.	5,329	184,970
Evo Payments, Inc., Class A(1)	3,485	86,602
ExlService Holdings, Inc.(1)	2,930	193,292
GreenSky, Inc., Class A(1)	5,489	24,371
Grid Dynamics Holdings, Inc.(1)(2)	1,918	14,826
GTT Communications, Inc.(1)	2,822	14,562
Hackett Group, Inc. (The)	1,931	21,589
I3 Verticals, Inc., Class A(1)	1,204	30,401
Information Services Group, Inc.(1)	2,421	5,108
International Money Express, Inc.(1)	2,014	28,931
KBR, Inc.	12,334	275,788
Limelight Networks, Inc.(1)	10,253	59,057
LiveRamp Holdings, Inc.(1)	5,465	282,923
ManTech International Corp. / VA, Class A	2,379	163,866
MAXIMUS, Inc.	5,211	356,485
MoneyGram International, Inc.(1)	5,478	15,475
NIC, Inc.	5,910	116,427
Paysign, Inc.	2,627	14,921
Perficient, Inc.(1)	2,876	122,920
Perspecta, Inc.	11,866	230,794
PFSweb, Inc.(1)	1,235	8,262
Priority Technology Holdings, Inc.(1)	578	1,824
Rackspace Technology, Inc.(1)	2,882	55,594
Repay Holdings Corp.(1)	5,070	119,145
ServiceSource International, Inc.(1)	7,675	11,282
StarTek, Inc.(1)	1,434	7,528
Sykes Enterprises, Inc.(1)	3,342	114,330
TTEC Holdings, Inc.	1,603	87,444
Tucows, Inc., Class A(1)(2)	790	54,431
Unisys Corp.(1)	5,466	58,322
Verra Mobility Corp.(1)	11,432	110,433

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Virtusa Corp.(1)	2,577	$ 126,685
		$ 3,349,995
Leisure Products — 0.6%
Acushnet Holdings Corp.	3,081	$ 103,552
American Outdoor Brands, Inc.(1)	1,183	15,415
Callaway Golf Co.	8,143	155,857
Clarus Corp.	1,811	25,571
Escalade, Inc.	888	16,242
Johnson Outdoors, Inc., Class A	405	33,166
Malibu Boats, Inc., Class A(1)	1,736	86,036
Marine Products Corp.	813	12,715
MasterCraft Boat Holdings, Inc.(1)	1,615	28,246
Nautilus, Inc.(1)	2,617	44,908
Smith + Wesson Brands, Inc.(1)	4,733	73,456
Sturm Ruger & Co., Inc.	1,458	89,171
Vista Outdoor, Inc.(1)	5,021	101,324
YETI Holdings, Inc.(1)	6,817	308,946
		$1,094,605
Life Sciences Tools & Services — 0.7%
Champions Oncology, Inc.(1)	637	$5,892
ChromaDex Corp.(1)(2)	3,310	13,273
Codexis, Inc.(1)	4,645	54,532
Fluidigm Corp.(1)	6,011	44,662
Harvard Bioscience, Inc.(1)	3,333	10,032
Luminex Corp.	3,659	96,049
Medpace Holdings, Inc.(1)	2,382	266,189
NanoString Technologies, Inc.(1)	3,339	149,253
NeoGenomics, Inc.(1)	8,828	325,665
Pacific Biosciences of California, Inc.(1)	14,218	140,332
Personalis, Inc.(1)	2,020	43,773
Quanterix Corp.(1)	1,674	56,481
		$1,206,133
Machinery — 3.5%
Alamo Group, Inc.	873	$94,310
Albany International Corp., Class A	2,680	132,687
Altra Industrial Motion Corp.	5,496	203,187
Astec Industries, Inc.	1,870	101,448
Barnes Group, Inc.	4,223	150,930
Blue Bird Corp.(1)	1,311	15,942
Chart Industries, Inc.(1)	3,153	221,561
CIRCOR International, Inc.(1)	1,669	45,647
Columbus McKinnon Corp.	1,943	64,313
Douglas Dynamics, Inc.	1,952	66,758
Security	Shares	Value
Machinery (continued)
Eastern Co. (The)	490	$ 9,565
Energy Recovery, Inc.(1)	3,367	27,609
Enerpac Tool Group Corp.	4,678	87,993
EnPro Industries, Inc.	1,761	99,338
ESCO Technologies, Inc.	2,181	175,701
Evoqua Water Technologies Corp.(1)	7,574	160,720
ExOne Co. (The)(1)(2)	993	12,134
Federal Signal Corp.	5,217	152,597
Franklin Electric Co., Inc.	3,924	230,849
Gencor Industries, Inc.(1)	603	6,651
Gorman-Rupp Co. (The)	1,579	46,517
Graham Corp.	863	11,021
Greenbrier Cos., Inc. (The)	2,874	84,496
Harsco Corp.(1)	6,801	94,602
Helios Technologies, Inc.	2,542	92,529
Hillenbrand, Inc.	6,378	180,880
Hurco Cos., Inc.	529	15,024
Hyster-Yale Materials Handling, Inc.	907	33,695
John Bean Technologies Corp.	2,741	251,871
Kadant, Inc.	952	104,358
Kennametal, Inc.	7,167	207,413
LB Foster Co., Class A(1)	731	9,810
Lindsay Corp.	920	88,946
Luxfer Holdings PLC	2,400	30,120
Lydall, Inc.(1)	1,313	21,717
Manitowoc Co., Inc. (The)(1)	2,727	22,934
Meritor, Inc.(1)	6,195	129,723
Miller Industries, Inc.	1,050	32,099
Mueller Industries, Inc.	4,874	131,890
Mueller Water Products, Inc., Class A	14,064	146,125
Navistar International Corp.(1)	4,357	189,704
NN, Inc.	3,488	17,998
Omega Flex, Inc.	248	38,867
Park-Ohio Holdings Corp.	726	11,667
Proto Labs, Inc.(1)	2,279	295,131
RBC Bearings, Inc.(1)	2,155	261,208
REV Group, Inc.	2,574	20,309
Rexnord Corp.	10,394	310,157
Shyft Group, Inc. (The)	3,015	56,923
SPX Corp.(1)	3,664	169,936
SPX FLOW, Inc.(1)	3,637	155,736
Standex International Corp.	1,097	64,942
Tennant Co.	1,548	93,437
Terex Corp.	5,568	107,797
TriMas Corp.(1)	3,997	91,132
Wabash National Corp.	4,465	53,401
Watts Water Technologies, Inc., Class A	2,413	241,662

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Welbilt, Inc.(1)	11,411	$ 70,292
		$ 6,046,009
Marine — 0.1%
Costamare, Inc.	4,298	$ 26,089
Eagle Bulk Shipping, Inc.(1)	481	7,874
Genco Shipping & Trading, Ltd.	675	4,657
Matson, Inc.	3,735	149,736
Pangaea Logistics Solutions, Ltd.	934	2,419
Safe Bulkers, Inc.(1)(2)	4,225	4,352
Scorpio Bulkers, Inc.(2)	424	6,004
		$201,131
Media — 0.7%
AMC Networks, Inc., Class A(1)	3,423	$84,582
Boston Omaha Corp., Class A(1)(2)	868	13,888
Cardlytics, Inc.(1)(2)	2,284	161,182
Central European Media Enterprises, Ltd., Class A(1)	6,603	27,667
comScore, Inc.(1)	4,319	8,811
Daily Journal Corp.(1)(2)	88	21,296
Emerald Holding, Inc.	2,053	4,188
Entercom Communications Corp., Class A	10,833	17,441
Entravision Communications Corp., Class A	5,618	8,539
EW Scripps Co. (The), Class A	4,675	53,482
Fluent, Inc.(1)	2,683	6,654
Gannett Co., Inc.(2)	10,067	13,087
Gray Television, Inc.(1)	7,399	101,884
Hemisphere Media Group, Inc.(1)	1,449	12,592
iHeartMedia, Inc., Class A(1)(2)	5,288	42,938
Loral Space & Communications, Inc.	1,011	18,501
Meredith Corp.	3,558	46,681
MSG Networks, Inc., Class A(1)	3,693	35,342
National CineMedia, Inc.	5,225	14,186
Saga Communications, Inc., Class A	394	7,833
Scholastic Corp.	2,583	54,217
Sinclair Broadcast Group, Inc., Class A	3,764	72,382
TechTarget, Inc.(1)	1,981	87,085
TEGNA, Inc.	19,073	224,108
Tribune Publishing Co.	1,415	16,499
WideOpenWest, Inc.(1)	4,622	23,988
		$1,179,053
Metals & Mining — 1.4%
Alcoa Corp.(1)	16,550	$192,476
Allegheny Technologies, Inc.(1)	11,028	96,164
Arconic Corp.(1)	8,793	167,507
Security	Shares	Value
Metals & Mining (continued)
Caledonia Mining Corp. PLC	986	$ 16,752
Carpenter Technology Corp.	4,139	75,164
Century Aluminum Co.(1)	4,377	31,164
Cleveland-Cliffs, Inc.(2)	34,534	221,708
Coeur Mining, Inc.(1)	20,477	151,120
Commercial Metals Co.	10,307	205,934
Compass Minerals International, Inc.	2,990	177,456
Ferroglobe Representation & Warranty Insurance Trust(5)	5,015	0
Gold Resource Corp.	5,333	18,186
Haynes International, Inc.	1,062	18,150
Hecla Mining Co.	45,185	229,540
Kaiser Aluminum Corp.	1,405	75,294
Materion Corp.	1,729	89,960
Mayville Engineering Co., Inc.(1)	556	5,110
Novagold Resources, Inc.(1)	20,420	242,794
Olympic Steel, Inc.	846	9,611
Ryerson Holding Corp.(1)	965	5,529
Schnitzer Steel Industries, Inc., Class A	2,273	43,710
SunCoke Energy, Inc.	6,534	22,346
TimkenSteel Corp.(1)	3,081	10,938
United States Steel Corp.(2)	19,359	142,095
Warrior Met Coal, Inc.	4,424	75,562
Worthington Industries, Inc.	3,113	126,948
		$2,451,218
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Anworth Mortgage Asset Corp.(2)	8,089	$13,266
Apollo Commercial Real Estate Finance, Inc.	13,478	121,437
Arbor Realty Trust, Inc.(2)	9,110	104,492
Ares Commercial Real Estate Corp.	2,562	23,417
Arlington Asset Investment Corp., Class A	3,233	9,182
ARMOUR Residential REIT, Inc.	5,083	48,339
Blackstone Mortgage Trust, Inc., Class A	11,958	262,717
Broadmark Realty Capital, Inc.	11,367	112,079
Capstead Mortgage Corp.	8,164	45,882
Cherry Hill Mortgage Investment Corp.(2)	1,050	9,429
Chimera Investment Corp.	16,958	139,056
Colony Credit Real Estate, Inc.	6,877	33,766
Dynex Capital, Inc.(2)	1,888	28,716
Ellington Financial, Inc.	3,471	42,554
Ellington Residential Mortgage REIT	796	8,836
Granite Point Mortgage Trust, Inc.	4,738	33,592
Great Ajax Corp.	1,593	13,206
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,245	263,976
Invesco Mortgage Capital, Inc.(2)	15,874	43,019
KKR Real Estate Finance Trust, Inc.	2,170	35,870
Ladder Capital Corp.	9,254	65,889

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	40,096	$ 107,457
New York Mortgage Trust, Inc.	32,719	83,433
Orchid Island Capital, Inc.(2)	5,266	26,383
PennyMac Mortgage Investment Trust	8,614	138,427
Ready Capital Corp.	2,975	33,320
Redwood Trust, Inc.	10,045	75,538
TPG RE Finance Trust, Inc.	5,301	44,846
Two Harbors Investment Corp.	24,200	123,178
Western Asset Mortgage Capital Corp.(2)	4,545	9,272
		$2,100,574
Multiline Retail — 0.2%
Big Lots, Inc.	3,466	$154,584
Dillard's, Inc., Class A(2)	660	24,103
Macy's, Inc.	27,590	157,263
		$335,950
Multi-Utilities — 0.4%
Avista Corp.	5,952	$203,082
Black Hills Corp.	5,426	290,237
NorthWestern Corp.	4,442	216,059
Unitil Corp.	1,244	48,068
		$757,446
Oil, Gas & Consumable Fuels — 1.3%
Adams Resources & Energy, Inc.	194	$3,861
Antero Resources Corp.(1)	21,446	58,976
Arch Resources, Inc.	1,294	54,969
Ardmore Shipping Corp.	2,717	9,673
Berry Corp.	5,491	17,406
Bonanza Creek Energy, Inc.(1)	1,784	33,539
Brigham Minerals, Inc., Class A	2,460	21,943
Clean Energy Fuels Corp.(1)	11,983	29,718
CNX Resources Corp.(1)	19,381	182,957
Comstock Resources, Inc.(1)	1,329	5,821
CONSOL Energy, Inc.(1)	2,417	10,707
Contango Oil & Gas Co.(1)(2)	7,920	10,613
CVR Energy, Inc.	2,550	31,569
Delek US Holdings, Inc.	5,520	61,438
DHT Holdings, Inc.	9,630	49,691
Diamond S Shipping, Inc.(1)	1,939	13,321
Dorian LPG, Ltd.(1)	3,214	25,744
Earthstone Energy, Inc., Class A(1)(2)	1,654	4,284
Energy Fuels, Inc.(1)	10,694	17,966
Evolution Petroleum Corp.	1,370	3,069
Falcon Minerals Corp.	3,404	8,306
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Frontline, Ltd. / Bermuda(2)	10,421	$ 67,736
Golar LNG, Ltd.(1)(2)	7,757	46,969
Goodrich Petroleum Corp.(1)	727	5,591
Green Plains, Inc.(1)	3,369	52,152
Gulfport Energy Corp.(1)	14,500	7,643
International Seaways, Inc.	2,158	31,528
Kosmos Energy, Ltd.	35,615	34,746
Magnolia Oil & Gas Corp., Class A(1)	11,072	57,242
Matador Resources Co.(1)	9,448	78,040
Montage Resources Corp.(1)	1,875	8,231
NACCO Industries, Inc., Class A	302	5,499
NextDecade Corp.(1)	638	1,901
Nordic American Tankers, Ltd.	11,683	40,774
Overseas Shipholding Group, Inc., Class A(1)	2,804	6,001
Ovintiv, Inc.	23,130	188,741
Par Pacific Holdings, Inc.(1)	3,112	21,068
PBF Energy, Inc., Class A	8,531	48,541
PDC Energy, Inc.(1)	8,678	107,564
Peabody Energy Corp.	6,004	13,809
Penn Virginia Corp.(1)	1,007	9,919
PrimeEnergy Resources Corp.(1)	46	3,045
Range Resources Corp.	18,919	125,244
Renewable Energy Group, Inc.(1)	3,330	177,889
REX American Resources Corp.(1)	441	28,934
Scorpio Tankers, Inc.(2)	4,520	50,036
SFL Corp., Ltd.	8,240	61,718
SM Energy Co.	9,886	15,719
Southwestern Energy Co.(1)	51,069	120,012
Talos Energy, Inc.(1)	1,713	11,049
Tellurian, Inc.(1)(2)	8,061	6,423
Uranium Energy Corp.(1)(2)	11,981	11,943
W&T Offshore, Inc.(1)(2)	8,233	14,819
Whiting Petroleum Corp.(1)	100	1,729
World Fuel Services Corp.	5,635	119,406
		$2,237,232
Paper & Forest Products — 0.5%
Boise Cascade Co.	3,372	$134,610
Clearwater Paper Corp.(1)	1,465	55,582
Domtar Corp.	4,855	127,541
Glatfelter Corp.	3,755	51,706
Louisiana-Pacific Corp.	9,807	289,405
Neenah, Inc.	1,433	53,695
Schweitzer-Mauduit International, Inc.	2,615	79,470
Verso Corp., Class A	2,960	23,354
		$815,363

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.3%
Edgewell Personal Care Co.(1)	4,832	$ 134,716
elf Beauty, Inc.(1)	3,854	70,798
Inter Parfums, Inc.	1,484	55,428
Lifevantage Corp.(1)	1,232	14,870
Medifast, Inc.	975	160,339
Nature's Sunshine Products, Inc.(1)	1,018	11,778
Revlon, Inc., Class A(1)(2)	576	3,640
USANA Health Sciences, Inc.(1)	1,022	75,270
Veru, Inc.(1)	4,379	11,473
		$538,312
Pharmaceuticals — 1.8%
AcelRx Pharmaceuticals, Inc.(1)	6,913	$9,816
Aerie Pharmaceuticals, Inc.(1)(2)	3,606	42,443
Agile Therapeutics, Inc.(1)(2)	5,999	18,237
AMAG Pharmaceuticals, Inc.(1)	3,012	28,313
Amneal Pharmaceuticals, Inc.(1)	10,162	39,429
Amphastar Pharmaceuticals, Inc.(1)	3,073	57,619
ANI Pharmaceuticals, Inc.(1)	781	22,032
Aquestive Therapeutics, Inc.(1)	1,755	8,520
Arvinas, Inc.(1)	2,584	61,008
Avenue Therapeutics, Inc.(1)	589	6,379
Axsome Therapeutics, Inc.(1)(2)	2,354	167,722
Aytu BioScience, Inc.(1)(2)	2,021	2,405
BioDelivery Sciences International, Inc.(1)	7,195	26,837
Cassava Sciences, Inc.(1)(2)	2,047	23,561
Cerecor, Inc.(1)	1,893	4,307
Chiasma, Inc.(1)	4,270	18,361
Collegium Pharmaceutical, Inc.(1)	2,817	58,650
Corcept Therapeutics, Inc.(1)	8,144	141,746
CorMedix, Inc.(1)	2,079	12,536
Cymabay Therapeutics, Inc.(1)	4,918	35,606
Durect Corp.(1)	17,472	29,877
Eloxx Pharmaceuticals, Inc.(1)(2)	2,227	5,857
Endo International PLC(1)	19,971	65,904
Eton Pharmaceuticals, Inc.(1)(2)	1,302	10,286
Evofem Biosciences, Inc.(1)(2)	6,534	15,420
Evolus, Inc.(1)	1,256	4,911
Fulcrum Therapeutics, Inc.(1)(2)	1,100	8,723
Harrow Health, Inc.	1,977	11,051
IMARA, Inc.(1)	437	8,889
Innoviva, Inc.(1)	5,742	60,004
Intersect ENT, Inc.(1)	2,690	43,874
Intra-Cellular Therapies, Inc.(1)	5,570	142,926
Kala Pharmaceuticals, Inc.(1)(2)	3,497	26,227
Kaleido Biosciences, Inc.(1)	445	4,926
Security	Shares	Value
Pharmaceuticals (continued)
Lannett Co., Inc.(1)(2)	2,393	$ 14,621
Liquidia Technologies, Inc.(1)(2)	1,190	5,855
Lyra Therapeutics, Inc.(1)	363	4,058
Mallinckrodt PLC(1)(2)	6,794	6,613
Marinus Pharmaceuticals, Inc.(1)(2)	1,788	22,982
MyoKardia, Inc.(1)	4,323	589,355
NGM Biopharmaceuticals, Inc.(1)(2)	2,099	33,395
Ocular Therapeutix, Inc.(1)(2)	4,529	34,466
Odonate Therapeutics, Inc.(1)	1,155	15,512
Omeros Corp.(1)(2)	4,569	46,170
Optinose, Inc.(1)	2,084	8,128
Osmotica Pharmaceuticals PLC(1)	800	4,328
Pacira BioSciences, Inc.(1)	3,640	218,837
Paratek Pharmaceuticals, Inc.(1)(2)	3,554	19,227
Phathom Pharmaceuticals, Inc.(1)(2)	925	33,920
Phibro Animal Health Corp., Class A	1,619	28,171
Pliant Therapeutics, Inc.(1)	888	20,113
Prestige Consumer Healthcare, Inc.(1)	4,518	164,546
Provention Bio, Inc.(1)(2)	3,744	48,035
Recro Pharma, Inc.(1)	1,686	3,541
Relmada Therapeutics, Inc.(1)(2)	1,242	46,724
Revance Therapeutics, Inc.(1)	5,362	134,801
Satsuma Pharmaceuticals, Inc.(1)	812	3,159
scPharmaceuticals, Inc.(1)	475	3,539
SIGA Technologies, Inc.(1)	4,584	31,492
Strongbridge Biopharma PLC(1)	3,193	6,705
Supernus Pharmaceuticals, Inc.(1)	4,418	92,071
TherapeuticsMD, Inc.(1)(2)	19,010	30,036
Theravance Biopharma, Inc.(1)(2)	4,282	63,309
Tricida, Inc.(1)	2,498	22,632
Verrica Pharmaceuticals, Inc.(1)(2)	1,080	8,359
VYNE Therapeutics, Inc.(1)(2)	9,411	15,622
WaVe Life Sciences, Ltd.(1)	2,106	17,880
Xeris Pharmaceuticals, Inc.(1)(2)	3,103	18,401
Zogenix, Inc.(1)	4,910	88,036
		$3,129,041
Professional Services — 1.2%
Acacia Research Corp.(1)	4,242	$14,720
Akerna Corp.(1)	793	2,887
ASGN, Inc.(1)	4,454	283,096
Barrett Business Services, Inc.	606	31,779
BG Staffing, Inc.	608	5,150
CBIZ, Inc.(1)	4,490	102,686
CRA International, Inc.	707	26,491
Exponent, Inc.	4,377	315,275
Forrester Research, Inc.(1)	966	31,675

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Franklin Covey Co.(1)	1,007	$ 17,864
GP Strategies Corp.(1)	1,007	9,708
Heidrick & Struggles International, Inc.	1,525	29,966
Huron Consulting Group, Inc.(1)	2,004	78,817
ICF International, Inc.	1,595	98,140
Insperity, Inc.	3,205	209,895
Kelly Services, Inc., Class A	2,680	45,667
Kforce, Inc.	1,903	61,220
Korn Ferry	5,012	145,348
Mastech Digital, Inc.(1)	345	6,213
Mistras Group, Inc.(1)	1,338	5,232
Red Violet, Inc.(1)	572	10,559
Resources Connection, Inc.	2,400	27,720
TriNet Group, Inc.(1)	3,639	215,866
TrueBlue, Inc.(1)	3,417	52,929
Upwork, Inc.(1)	8,195	142,921
Willdan Group, Inc.(1)	898	22,908
		$1,994,732
Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions S.A.(1)(2)	405	$5,131
American Realty Investors, Inc.(1)	174	1,578
CTO Realty Growth, Inc.	377	16,626
Cushman & Wakefield PLC(1)(2)	10,096	106,109
eXp World Holdings, Inc.(1)	2,107	84,996
Fathom Holdings, Inc.(1)	407	6,406
Forestar Group, Inc.(1)	1,430	25,311
FRP Holdings, Inc.(1)	588	24,502
Griffin Industrial Realty, Inc.	229	12,240
Kennedy-Wilson Holdings, Inc.	10,725	155,727
Marcus & Millichap, Inc.(1)	1,962	53,994
Maui Land & Pineapple Co., Inc.(1)	589	6,373
Newmark Group, Inc., Class A	12,362	53,404
Rafael Holdings, Inc., Class B(1)	930	14,415
RE / MAX Holdings, Inc., Class A	1,564	51,190
Realogy Holdings Corp.(2)	10,040	94,777
Redfin Corp.(1)	8,260	412,422
RMR Group, Inc. (The), Class A	1,361	37,387
St. Joe Co. (The)(1)	3,093	63,808
Stratus Properties, Inc.(1)	485	10,457
Tejon Ranch Co.(1)	1,572	22,244
Transcontinental Realty Investors, Inc.(1)	147	3,665
		$1,262,762
Road & Rail — 0.6%
ArcBest Corp.	2,213	$68,736
Security	Shares	Value
Road & Rail (continued)
Avis Budget Group, Inc.(1)	4,651	$ 122,414
Bristow Group, Inc.(1)	578	12,283
Covenant Logistics Group, Inc.(1)	905	15,828
Daseke, Inc.(1)	2,780	14,929
Heartland Express, Inc.	3,887	72,298
Hertz Global Holdings, Inc.(1)	9,122	10,125
Marten Transport, Ltd.	5,049	82,400
PAM Transportation Services, Inc.(1)	187	7,031
Saia, Inc.(1)	2,258	284,824
Universal Truckload Services, Inc.	475	9,909
US Xpress Enterprises, Inc., Class A(1)	1,727	14,265
Werner Enterprises, Inc.	5,383	226,032
		$941,074
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Energy Industries, Inc.(1)	3,237	$203,737
Alpha & Omega Semiconductor, Ltd.(1)	1,700	21,794
Ambarella, Inc.(1)	2,923	152,522
Amkor Technology, Inc.(1)	8,647	96,846
Atomera, Inc.(1)(2)	1,266	13,230
Axcelis Technologies, Inc.(1)	2,813	61,886
AXT, Inc.(1)	3,267	19,994
Brooks Automation, Inc.	6,190	286,349
CEVA, Inc.(1)	1,882	74,094
CMC Materials, Inc.	2,528	361,024
Cohu, Inc.	3,598	61,814
CyberOptics Corp.(1)	621	19,773
Diodes, Inc.(1)	3,611	203,841
DSP Group, Inc.(1)	1,922	25,332
FormFactor, Inc.(1)	6,778	168,975
GSI Technology, Inc.(1)	1,348	7,603
Ichor Holdings, Ltd.(1)	1,836	39,602
Impinj, Inc.(1)	1,504	39,630
Lattice Semiconductor Corp.(1)	11,458	331,824
MACOM Technology Solutions Holdings, Inc.(1)	4,015	136,550
Maxeon Solar Technologies, Ltd.(1)	807	13,687
MaxLinear, Inc.(1)	5,692	132,282
NeoPhotonics Corp.(1)	3,523	21,455
NVE Corp.	408	20,025
Onto Innovation, Inc.(1)	4,326	128,828
PDF Solutions, Inc.(1)	2,532	47,374
Photronics, Inc.(1)	5,437	54,152
Pixelworks, Inc.(1)	3,351	6,870
Power Integrations, Inc.	5,024	278,330
Rambus, Inc.(1)	9,662	132,273
Semtech Corp.(1)	5,631	298,218
Silicon Laboratories, Inc.(1)	3,694	361,458

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.(1)	777	$ 65,291
SMART Global Holdings, Inc.(1)	1,094	29,910
SunPower Corp.(1)(2)	6,461	80,827
Synaptics, Inc.(1)	2,900	233,218
Ultra Clean Holdings, Inc.(1)	3,533	75,818
Veeco Instruments, Inc.(1)	4,143	48,349
		$ 4,354,785
Software — 5.2%
8x8, Inc.(1)	8,977	$139,592
A10 Networks, Inc.(1)	4,968	31,646
ACI Worldwide, Inc.(1)	9,985	260,908
Agilysys, Inc.(1)	1,720	41,555
Alarm.com Holdings, Inc.(1)	4,000	221,000
Altair Engineering, Inc., Class A(1)	3,553	149,155
American Software, Inc., Class A	2,315	32,503
Appfolio, Inc., Class A(1)	1,373	194,705
Appian Corp.(1)(2)	3,057	197,941
Asure Software, Inc.(1)	1,187	8,962
Avaya Holdings Corp.(1)	7,050	107,160
Benefitfocus, Inc.(1)	2,338	26,186
Blackbaud, Inc.	4,257	237,668
Blackline, Inc.(1)	4,276	383,258
Bottomline Technologies (de), Inc.(1)	3,847	162,190
Box, Inc., Class A(1)	11,819	205,178
Cerence, Inc.(1)	3,247	158,681
ChannelAdvisor Corp.(1)	2,410	34,873
Cloudera, Inc.(1)(2)	18,097	197,076
Commvault Systems, Inc.(1)	3,548	144,758
Cornerstone OnDemand, Inc.(1)	5,356	194,744
Digimarc Corp.(1)(2)	926	20,678
Digital Turbine, Inc.(1)	7,172	234,811
Domo, Inc., Class B(1)	2,252	86,319
Ebix, Inc.(2)	2,069	42,621
eGain Corp.(1)	1,491	21,127
Envestnet, Inc.(1)	4,525	349,149
GTY Technology Holdings, Inc.(1)	2,663	7,057
Intelligent Systems Corp.(1)	601	23,427
j2 Global, Inc.(1)	3,859	267,120
LivePerson, Inc.(1)(2)	5,311	276,119
MicroStrategy, Inc., Class A(1)	658	99,068
Mimecast, Ltd.(1)	4,986	233,943
Mitek Systems, Inc.(1)	3,089	39,354
MobileIron, Inc.(1)	8,191	57,419
Model N, Inc.(1)	2,795	98,608
OneSpan, Inc.(1)	2,735	57,326
Park City Group, Inc.(1)	1,090	5,374
Security	Shares	Value
Software (continued)
Ping Identity Holding Corp.(1)	3,122	$ 97,438
Progress Software Corp.	3,975	145,803
PROS Holdings, Inc.(1)	3,469	110,800
Q2 Holdings, Inc.(1)(2)	4,227	385,756
QAD, Inc., Class A	961	40,554
Qualys, Inc.(1)	2,991	293,148
Rapid7, Inc.(1)	4,416	270,436
Rimini Street, Inc.(1)	770	2,479
Rosetta Stone, Inc.(1)	1,857	55,673
SailPoint Technologies Holdings, Inc.(1)	7,664	303,264
Sapiens International Corp. NV	2,264	69,233
SeaChange International, Inc.(1)	2,663	2,318
SecureWorks Corp., Class A(1)	472	5,376
ShotSpotter, Inc.(1)(2)	604	18,748
Smith Micro Software, Inc.(1)	2,954	11,018
Sprout Social, Inc., Class A(1)	2,321	89,359
SPS Commerce, Inc.(1)	3,056	237,971
SVMK, Inc.(1)	10,534	232,907
Synchronoss Technologies, Inc.(1)	3,376	10,162
Telenav, Inc.(1)	2,354	8,474
Tenable Holdings, Inc.(1)	6,029	227,595
Upland Software, Inc.(1)	2,219	83,656
Varonis Systems, Inc.(1)	2,656	306,556
Verint Systems, Inc.(1)	5,459	263,015
Veritone, Inc.(1)(2)	2,028	18,576
VirnetX Holding Corp.(2)	5,078	26,761
Workiva, Inc.(1)	3,394	189,249
Xperi Holding Corp.	9,323	107,121
Yext, Inc.(1)(2)	8,933	135,603
Zix Corp.(1)	5,001	29,206
Zuora, Inc., Class A(1)	8,630	89,234
		$8,916,748
Specialty Retail — 2.7%
Aaron's, Inc.	5,889	$333,612
Abercrombie & Fitch Co., Class A	5,673	79,025
American Eagle Outfitters, Inc.(2)	13,324	197,328
America's Car-Mart, Inc.(1)	548	46,514
Asbury Automotive Group, Inc.(1)	1,683	164,008
At Home Group, Inc.(1)	4,177	62,070
Bed Bath & Beyond, Inc.(2)	10,664	159,747
Boot Barn Holdings, Inc.(1)	2,323	65,369
Buckle, Inc. (The)	2,523	51,444
Caleres, Inc.	3,593	34,349
Camping World Holdings, Inc., Class A	2,899	86,245
Cato Corp. (The), Class A	2,030	15,875
Chico's FAS, Inc.	11,271	10,961

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Children's Place, Inc. (The)	1,345	$ 38,131
Citi Trends, Inc.	958	23,931
Conn's, Inc.(1)	1,614	17,076
Container Store Group, Inc. (The)(1)(2)	1,542	9,576
Designer Brands, Inc., Class A	5,812	31,559
Envela Corp.(1)(2)	682	2,926
Express, Inc.(1)(2)	6,091	3,716
GameStop Corp., Class A(1)(2)	5,711	58,252
Genesco, Inc.(1)	1,328	28,605
Group 1 Automotive, Inc.	1,529	135,148
GrowGeneration Corp.(1)	3,075	49,139
Guess?, Inc.	4,178	48,548
Haverty Furniture Cos., Inc.	1,689	35,368
Hibbett Sports, Inc.(1)	1,464	57,418
Hudson, Ltd., Class A(1)(2)	3,363	25,559
Lithia Motors, Inc., Class A	1,901	433,314
Lumber Liquidators Holdings, Inc.(1)	2,470	54,464
MarineMax, Inc.(1)	1,797	46,129
Michaels Cos., Inc. (The)(1)(2)	6,498	62,738
Monro, Inc.	2,869	116,395
Murphy USA, Inc.(1)	2,350	301,434
National Vision Holdings, Inc.(1)	6,874	262,862
ODP Corp. (The)	4,451	86,572
OneWater Marine, Inc., Class A(1)	400	8,196
Rent-A-Center, Inc.	4,420	132,114
RH(1)(2)	1,325	506,971
Sally Beauty Holdings, Inc.(1)(2)	9,866	85,736
Shoe Carnival, Inc.	872	29,282
Signet Jewelers, Ltd.	4,633	86,637
Sleep Number Corp.(1)	2,308	112,884
Sonic Automotive, Inc., Class A	2,180	87,549
Sportsman's Warehouse Holdings, Inc.(1)	3,542	50,686
Tilly's, Inc., Class A	1,890	11,397
Urban Outfitters, Inc.(1)	6,095	126,837
Winmark Corp.	223	38,396
Zumiez, Inc.(1)	1,698	47,238
		$4,559,330
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(1)(2)	10,106	$49,620
Avid Technology, Inc.(1)	2,494	21,349
Diebold Nixdorf, Inc.(1)(2)	6,637	50,707
Eastman Kodak Co.(1)	1,361	12,004
Immersion Corp.(1)	2,323	16,377
Intevac, Inc.(1)	2,045	11,268
Quantum Corp.(1)	2,585	11,891
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.(1)	3,928	$ 103,699
		$ 276,915
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.(1)	5,690	$ 243,134
Deckers Outdoor Corp.(1)	2,385	524,724
Fossil Group, Inc.(1)	3,623	20,796
G-III Apparel Group, Ltd.(1)	3,957	51,876
Kontoor Brands, Inc.(1)(2)	4,552	110,158
Lakeland Industries, Inc.(1)	676	13,385
Movado Group, Inc.	1,238	12,306
Oxford Industries, Inc.	1,446	58,361
Rocky Brands, Inc.	588	14,600
Steven Madden, Ltd.	7,176	139,932
Superior Group of Cos., Inc.	933	21,674
Unifi, Inc.(1)	1,199	15,395
Vera Bradley, Inc.(1)	1,814	11,083
Wolverine World Wide, Inc.	7,117	183,903
		$1,421,327
Thrifts & Mortgage Finance — 1.6%
Axos Financial, Inc.(1)	5,080	$118,415
Bogota Financial Corp.(1)	511	3,894
Bridgewater Bancshares, Inc.(1)	1,907	18,097
Capitol Federal Financial, Inc.	11,605	107,520
Columbia Financial, Inc.(1)	4,649	51,604
Dime Community Bancshares, Inc.	2,786	31,510
ESSA Bancorp, Inc.	636	7,842
Essent Group, Ltd.	9,441	349,411
Federal Agricultural Mortgage Corp., Class C	788	50,164
Flagstar Bancorp, Inc.	3,641	107,883
FS Bancorp, Inc.	267	10,947
Greene County Bancorp, Inc.	235	5,097
Hingham Institution for Savings (The)	102	18,768
Home Bancorp, Inc.	638	15,408
HomeStreet, Inc.	2,092	53,890
Kearny Financial Corp.	7,280	52,489
Luther Burbank Corp.	1,786	14,913
Merchants Bancorp	731	14,408
Meridian Bancorp, Inc.	4,190	43,366
Meta Financial Group, Inc.	3,149	60,524
MMA Capital Holdings, Inc.(1)	433	9,747
Mr. Cooper Group, Inc.(1)	6,803	151,843
NMI Holdings, Inc., Class A(1)	7,008	124,742
Northfield Bancorp, Inc.	3,620	33,014
Northwest Bancshares, Inc.	9,836	90,491

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Oconee Federal Financial Corp.	92	$ 2,006
OP Bancorp	999	5,714
PCSB Financial Corp.	1,589	19,179
PennyMac Financial Services, Inc.	3,617	210,220
Pioneer Bancorp, Inc.(1)	918	8,152
Ponce de Leon Federal Bank(1)	736	6,492
Premier Financial Corp.	3,134	48,812
Provident Bancorp, Inc.	695	5,414
Provident Financial Holdings, Inc.	517	6,152
Provident Financial Services, Inc.	6,090	74,298
Prudential Bancorp, Inc.	713	7,515
Radian Group, Inc.	16,314	238,348
Riverview Bancorp, Inc.	1,689	7,009
Security National Financial Corp., Class A(1)	841	5,382
Southern Missouri Bancorp, Inc.	690	16,270
Standard AVB Financial Corp.	341	11,134
Sterling Bancorp, Inc.	1,471	4,428
Territorial Bancorp, Inc.	665	13,453
Timberland Bancorp, Inc.	546	9,828
TrustCo Bank Corp.	7,825	40,847
Walker & Dunlop, Inc.	2,490	131,970
Washington Federal, Inc.	6,600	137,676
Waterstone Financial, Inc.	2,330	36,092
Western New England Bancorp, Inc.	2,115	11,907
WSFS Financial Corp.	4,470	120,556
		$2,724,841
Tobacco — 0.1%
Turning Point Brands, Inc.(2)	1,011	$28,207
Universal Corp.	2,076	86,943
Vector Group, Ltd.	11,919	115,495
		$230,645
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc.(1)(2)	1,505	$11,784
Applied Industrial Technologies, Inc.	3,370	185,687
Beacon Roofing Supply, Inc.(1)	4,718	146,588
BMC Stock Holdings, Inc.(1)	5,730	245,416
CAI International, Inc.(1)	1,481	40,772
DXP Enterprises, Inc.(1)	1,272	20,517
EVI Industries, Inc.(1)	308	8,196
Foundation Building Materials, Inc.(1)	1,746	27,447
GATX Corp.	2,968	189,210
General Finance Corp.(1)	827	5,235
GMS, Inc.(1)	3,426	82,567
H&E Equipment Services, Inc.	2,694	52,964
Security	Shares	Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc.(1)	2,118	$ 83,894
Lawson Products, Inc.(1)	447	18,341
MRC Global, Inc.(1)	6,928	29,652
Nesco Holdings, Inc.(1)(2)	1,171	4,860
NOW, Inc.(1)	9,243	41,963
Rush Enterprises, Inc., Class A	2,335	118,011
Rush Enterprises, Inc., Class B	513	22,726
SiteOne Landscape Supply, Inc.(1)	3,744	456,581
Systemax, Inc.	1,000	23,940
Textainer Group Holdings, Ltd.(1)	4,237	59,996
Titan Machinery, Inc.(1)	1,521	20,123
Transcat, Inc.(1)	601	17,609
Triton International, Ltd.	4,254	173,010
Veritiv Corp.(1)	1,008	12,761
WESCO International, Inc.(1)	4,345	191,267
Willis Lease Finance Corp.(1)	332	6,125
		$2,297,242
Water Utilities — 0.5%
American States Water Co.	3,216	$241,039
Artesian Resources Corp., Class A	703	24,232
Cadiz, Inc.(1)(2)	1,074	10,665
California Water Service Group	4,213	183,055
Consolidated Water Co., Ltd.	1,137	11,836
Global Water Resources, Inc.	641	6,910
Middlesex Water Co.	1,398	86,886
Pure Cycle Corp.(1)	1,502	13,533
SJW Group	2,366	143,995
York Water Co. (The)	1,157	48,906
		$771,057
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(1)	3,894	$39,699
Gogo, Inc.(1)(2)	5,004	46,237
Shenandoah Telecommunications Co.	4,181	185,783
Spok Holdings, Inc.	1,597	15,187
		$286,906
Total Common Stocks (identified cost $141,481,413)		$162,355,528

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.3%

Security	Shares	Value
iShares Russell 2000 ETF(2)	15,000	$ 2,246,850
Total Exchange-Traded Funds (identified cost $2,131,209)		$ 2,246,850

Miscellaneous — 0.0%

Security	Shares	Value
Capital Markets — 0.0%
Calamos Asset Management, Inc., Escrow Certificates(1)(5)(6)	1,559	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Rights — 0.0%(4)

Security	Shares	Value
Biotechnology — 0.0%(4)
GTx, Inc. CVR(1)(2)(5)(6)	57	$ 0
Tobira Therapeutics, Inc. CVR(1)(5)(6)	690	9,481
		$ 9,481
Health Care Equipment & Supplies — 0.0%(4)
Elanco Animal Health, Inc. CVR(1)(5)(6)	3,555	$ 379
		$ 379
Pharmaceuticals — 0.0%(4)
Omthera Pharmaceutical, Inc. CVR(1)(5)(6)	508	$ 305
Progenic Pharmaceuticals, Inc. CVR(1)(5)(6)	7,261	0
		$305
Total Rights (identified cost $248)		$10,165

Short-Term Investments — 7.9%
Other — 2.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(7)	4,831,825	$ 4,832,308
Total Other (identified cost $4,832,439)		$ 4,832,308
Securities Lending Collateral — 4.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(8)	7,642,806	$ 7,642,806
Total Securities Lending Collateral (identified cost $7,642,806)		$ 7,642,806
U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 4/22/21(9)	$1,000	$ 999,408
Total U.S. Treasury Obligations (identified cost $999,267)		$ 999,408
Total Short-Term Investments (identified cost $13,474,512)		$ 13,474,522
Total Investments — 104.4% (identified cost $157,087,382)		$178,087,065
Other Assets, Less Liabilities — (4.4)%		$ (7,545,090)
Net Assets — 100.0%		$170,541,975

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $15,399,706 and the total market value of the collateral received by the Fund was $16,024,814, comprised of cash of $7,642,806 and U.S. government and/or agencies securities of $8,382,008.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $176,039 or 0.1% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

(6)	Restricted security. Total market value of restricted securities amounts to $10,165, which represents less than 0.05% of the net assets of the Fund as of September 30, 2020.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	82	Long	12/18/20	$6,168,040	$(107,410)
					$(107,410)
Restricted Securities
Description	Acquisition Dates	Cost
Calamos Asset Management, Inc., Escrow Certificates	1/17/20	$0
Elanco Animal Health, Inc. CVR	7/19/19	90
GTx, Inc. CVR	6/10/19	117
Omthera Pharmaceutical, Inc. CVR	7/19/13	0
Progenic Pharmaceuticals, Inc. CVR	6/22/20	0
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2020, the value of the Fund's investment in affiliated funds was $4,832,308, which represents 2.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$ 16,070,051	$ (11,238,778)	$1,166	$(131)	$4,832,308	$2,813	4,831,825
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$162,355,528(2)	$—	$—	$162,355,528
Exchange-Traded Funds	2,246,850	—	—	2,246,850
Miscellaneous	—	—	0	0
Rights	—	—	10,165	10,165
Short-Term Investments:
Other	—	4,832,308	—	4,832,308
Securities Lending Collateral	7,642,806	—	—	7,642,806
U.S. Treasury Obligations	—	999,408	—	999,408
Total Investments	$172,245,184	$5,831,716	$10,165	$178,087,065
Liability Description
Futures Contracts	$(107,410)	$ —	$ —	$(107,410)
Total	$(107,410)	$ —	$ —	$(107,410)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.